                                            Registration Statement No. 333-40191
                                                                       811-08479

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 3

                                       And

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Post-Effective Amendment No. 3

           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
           -----------------------------------------------------------
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     --------------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b) of Rule 485.
-----

  X     on May 1, 2001 pursuant to paragraph (b) of Rule 485.
-----

        60 days after filing pursuant to paragraph (a)(1) of Rule 485.
-----

        on ___________ pursuant to paragraph (a)(1) of Rule 485.
-----


If appropriate, check the following box:

        this post-effective amendment designates a new effective date for a
-----   previously filed post-effective amendment.

                                     PART A

                      Information Required in a Prospectus

                    TRAVELERS MARQUIS PORTFOLIOS PROSPECTUS:
            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

          THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS MARQUIS PORTFOLIOS, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

Your premium ("purchase payments") accumulate on a variable basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Value Fund
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
  Growth & Income Portfolio - Class B
  Premier Growth Portfolio - Class B
CREDIT SUISSE WARBURG PINCUS TRUST
  Emerging Markets Portfolio
DELAWARE GROUP PREMIUM FUND
  REIT Series
  Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio - Initial Class
  Small Cap Portfolio - Initial Class
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund Class 2
  Templeton Developing Markets Securities     Fund Class 2
  Templeton International Securities Fund     Class 2
GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Fundamental Value Portfolio(1)
JANUS ASPEN SERIES
  Aggressive Growth Portfolio - Service Shares
  Growth and Income Portfolio - Service Shares
  International Growth Portfolio - Service Shares
PIMCO VARIABLE INSURANCE TRUST
  Total Return Bond Portfolio
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -
    Class IB Shares
  Putnam VT Small Cap Value Fund - Class IB
    Shares
  Putnam VT Voyager II Fund - Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Capital Fund
  Investors Fund
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Mid Cap Core Portfolio
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio
  Alliance Growth Portfolio
  Smith Barney Aggressive Growth Portfolio
  Smith Barney High Income Portfolio
  Smith Barney Large Capitalization Growth     Portfolio
  Smith Barney Money Market Portfolio
  Travelers Managed Income Portfolio
THE TRAVELERS SERIES TRUST
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Emerging Growth Portfolio
  MFS Research Portfolio
  MFS Value Portfolio(2)
  U.S. Government Securities Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio - Class II Shares
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth Opportunities     Portfolio
VARIABLE INSURANCE PRODUCTS FUND III (FIDELITY)
  Mid Cap Portfolio - Service Class 2

---------------

    (1) formerly Total Return Portfolio

    (2) formerly offered as NWQ Large Cap Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2001

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......     11
The Annuity Contract..................     11
  Contract Owner Inquiries............     11
  Purchase Payments...................     11
  Accumulation Units..................     11
  The Variable Funding Options........     12
Charges and Deductions................     16
  General.............................     16
  Transfer Charge.....................     17
  Administrative Charges..............     17
  Mortality and Expense Risk Charge...     17
  Variable Funding Option Expenses....     17
  Premium Tax.........................     17
  Changes in Taxes Based Upon Premium
     or Value.........................     17
Transfers.............................     18
Asset Allocation Program..............     18
Access to Your Money..................     18
  Systematic Withdrawals..............     18
Ownership Provisions..................     19
  Types of Ownership..................     19
     Contract Owner...................     19
     Beneficiary......................     19
     Annuitant........................     20
Death Benefit.........................     20
  Death Proceeds Before the Maturity
     Date.............................     20
  Payment of Proceeds.................     21
  Death Proceeds After the Maturity
     Date.............................     22
The Annuity Period....................     23
  Maturity Date.......................     23
  Allocation of Annuity...............     23
  Variable Annuity....................     23
  Fixed Annuity.......................     24
Payment Options.......................     24
  Election of Options.................     24
  Annuity Options.....................     24
Miscellaneous Contract Provisions.....     25
  Right to Return.....................     25
  Termination.........................     25
  Required Reports....................     26
  Suspension of Payments..............     26
The Separate Accounts.................     26
  Performance Information.............     27
Federal Tax Considerations............     27
  General Taxation of Annuities.......     27
  Types of Contracts: Qualified or
     Nonqualified.....................     28
  Nonqualified Annuity Contracts......     28
  Qualified Annuity Contracts.........     29
  Penalty Tax for Premature
     Distributions....................     29
  Diversification Requirements for
     Variable Annuities...............     29
  Ownership of the Investments........     29
  Mandatory Distributions for
     Qualified
     Plans............................     29
  Taxation of Death Benefit
     Proceeds.........................     29
Other Information.....................     30
  The Insurance Companies.............     30
  Financial Statements................     30
  Distribution of Variable Annuity
     Contracts........................     30
  Conformity with State and Federal
     Laws.............................     30
  Voting Rights.......................     30
  Legal Proceedings and Opinions......     31
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Separate Account
  TM..................................    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Separate
  Account TM II.......................    B-1
Appendix C: Contents of the Statement
  of Additional Information...........    C-1

                             INDEX OF SPECIAL TERMS
The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................     11
Accumulation Period...................     11
Annuitant.............................     19
Annuity Payments......................     23
Annuity Unit..........................     12
Contingent Annuitant..................     20
Contract Date.........................     11
Contract Owner (You, Your)............     19
Contract Value........................     11
Contract Year.........................     11
Death Report Date.....................     20
Funding Option(s).....................     12
Joint Owner...........................     19
Maturity Date.........................     23
Purchase Payment......................     11
Underlying Fund.......................     12
Written Request.......................     11

                                    SUMMARY:
                          TRAVELERS MARQUIS PORTFOLIOS

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you reside. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account TM for Variable Annuities ("Separate Account TM"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II"). When we refer to the Separate Account, we are referring to either Separate Account TM or Separate Account TM II, depending upon your issuing Company.

Your issuing Company is The Travelers Life and Annuity Company unless you reside in one of the following locations. The Travelers Insurance Company issues Contracts in the locations listed below:

Bahamas
British Virgin Islands
Guam
New Hampshire
New York
North Carolina
U.S. Virgin Islands
Wyoming

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract in states where the Contract has been approved for sale. The contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options. If you elect variable income payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers for Individual Retirement Annuities (IRAs); and (3) rollovers for other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For contracts with a value of less than $50,000 the Company deducts an annual contract administrative charge of $40. The subaccount administrative charge and the mortality and expense risk ("M&E") charge are deducted from the amounts in the variable funding options. The subaccount administrative charge is 0.15% annually. If you elect the Standard Death Benefit, the M&E is 1.55%. If you elect the Enhanced Death Benefit, the M&E is 1.70% of the amounts you direct to the variable funding options. Each underlying fund also charges for management and other expenses.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

- SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

- ASSET ALLOCATION PROGRAM. If you choose, you can elect to have your contributions allocated among a set of funding options according to an optional asset allocation model. The model is based on your personal investment risk tolerance and other factors. The Asset Allocation Program was designed in conjunction with Ibbotson Associates, a recognized provider of asset allocation services.

                                   FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

ANNUAL SEPARATE ACCOUNT CHARGES
  (as a percentage of the average daily net assets of the Separate Account)

                                                                              ENHANCED
                                                                STANDARD       DEATH
                                                              DEATH BENEFIT   BENEFIT
       Mortality & Expense Risk Charge......................      1.55%         1.70%
       Administrative Expense Charge........................      0.15%         0.15%
                                                                  ----          ----
          Total Separate Account Charges....................      1.70%         1.85%

OTHER ANNUAL CHARGES

       Annual Contract Administrative Charge................    $40
          (Waived if contract value is $50,000 or more)

VARIABLE FUNDING OPTION EXPENSES:
  (as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE   12b-    OTHER EXPENSES      EXPENSES
                                                 (AFTER EXPENSE     1     (AFTER EXPENSE   (AFTER EXPENSE
               FUNDING OPTIONS:                  REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund........................       0.61%                    0.23%            0.84%
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Growth & Income Portfolio -- Class B*......       0.63%       0.25%        0.07%            0.95%
    Premier Growth Portfolio -- Class B*.......       1.00%       0.25%        0.05%            1.30%
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio.................       1.09%                    0.31%            1.40%(1)
DELAWARE GROUP PREMIUM FUND
    REIT Series................................       0.57%                    0.28%            0.85%(2)
    Small Cap Value Series.....................       0.71%                    0.14%            0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial Class....       0.75%                    0.03%            0.78%(3)
    Small Cap Portfolio -- Initial Class.......       0.75%                    0.03%            0.78%(3)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Franklin Small Cap Fund -- Class 2*........       0.49%       0.25%        0.28%            1.02%(4)
    Templeton Developing Markets Securities
      Fund -- Class 2*.........................       1.25%       0.25%        0.31%            1.81%
    Templeton International Securities Fund --
      Class 2*.................................       0.67%       0.25%        0.20%            1.12%
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.....................       0.75%                    0.03%            0.78%(5)
    Fundamental Value Portfolio................       0.75%                    0.04%            0.79%(5)
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares*..................................       0.65%       0.25%        0.02%            0.92%
    Growth and Income Portfolio -- Service
      Shares*..................................       0.65%       0.25%        0.21%            1.11%
    International Growth Portfolio -- Service
      Shares*..................................       0.65%       0.25%        0.06%            0.96%
OCC ACCUMULATION TRUST
    Equity Portfolio+..........................       0.80%                    0.15%            0.95%

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               FUNDING OPTIONS:                  REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio................       0.25%                    0.40%            0.65%(6)
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares*.........................       0.76%       0.25%        0.18%            1.19%
    Putnam VT Small Cap Value Fund -- Class IB
      Shares*..................................       0.80%       0.25%        0.30%            1.35%
    Putnam VT Voyager II Fund -- Class IB
      Shares*..................................       0.70%       0.25%        0.30%            1.25%(7)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...............................       0.58%                    0.42%            1.00%(8)
    Investors Fund.............................       0.70%                    0.21%            0.91%
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Mid Cap Core Portfolio........       0.75%                    0.20%            0.95%(9)
STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Multi Cap Value Fund II+............       1.00%                    0.20%            1.20%(10)
THE MONTGOMERY FUNDS III
    Montgomery Variable Series: Growth Fund+...       0.82%                    0.43%            1.25%(11)
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio+.......       0.76%                    0.12%            0.88%
    Disciplined Small Cap Stock Portfolio+.....       0.86%                    0.14%            1.00%(12)
    Jurika & Voyles Core Equity Portfolio+.....       0.81%                    0.19%            1.00%(13)
    Large Cap Portfolio........................       0.75%                    0.07%            0.82%(14)
    Lazard International Stock Portfolio.......       0.89%                    0.14%            1.02%
    MFS Emerging Growth Portfolio..............       0.81%                    0.05%            0.86%
    MFS Mid Cap Growth Portfolio...............       0.86%                    0.04%            0.90%
    MFS Research Portfolio.....................       0.86%                    0.06%            0.92%
    MFS Value Portfolio........................       0.81%                    0.19%            1.00%(13)
    Strategic Stock Portfolio+.................       0.66%                    0.24%            0.90%(12)
    U.S. Government Securities Portfolio.......       0.39%                    0.09%            0.48%
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.........       0.80%                    0.03%            0.83%(9)
    Alliance Growth Portfolio..................       0.80%                    0.01%            0.81%(9)
    Smith Barney Aggressive Growth Portfolio...       0.80%                    0.19%            0.99%(9)
    Smith Barney High Income Portfolio.........       0.60%                    0.06%            0.66%(9)
    Smith Barney Large Capitalization Growth
      Portfolio................................       0.75%                    0.02%            0.77%(9)
    Smith Barney Money Market Portfolio........       0.50%                    0.03%            0.53%(9)
    Travelers Managed Income Portfolio.........       0.65%                    0.04%            0.69%(9)
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio Class II
      Shares*..................................       0.70%       0.25%        0.05%            1.00%
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities
      Portfolio................................       0.75%                    0.15%            0.90%(15)
VARIABLE INSURANCE PRODUCTS FUND III
    Mid Cap Portfolio -- Service Class 2*......       0.57%       0.25%        0.12%            0.94%(16)

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer, or other service provider).

+ No longer available to new contract owners.

 (1) Fee waivers, expense reimbursements, or expense credits reduced expenses for the EMERGING MARKETS PORTFOLIO during 2000, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.42% and 1.67%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2000, net of any fee waivers or expense reimbursements.

 (2) The Adviser for the REIT SERIES and the SMALL CAP VALUE SERIES is Delaware Management Company ("DMC"). Effective through April 30, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses would have been 1.03% and 0.89%, respectively.

 (3) Total Annual Operating Expenses for the SMALL CAP PORTFOLIO -- INITIAL SHARES and the APPRECIATION PORTFOLIO -- INITIAL SHARES do not include interest expense, loan commitment fees, and dividends on securities sold short. These figures are for the year ended December 31, 2000. Actual expenses in future years may be higher or lower than the fees given.

 (4) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. Total Annual Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the FRANKLIN SMALL CAP FUND -- CLASS 2 would have been 0.53%, 0.25%, 0.28%, and 1.06%, respectively.

 (5) The Management Fee includes 0.20% for fund administration.

 (6) "Other Expenses" reflects a 0.25% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the TOTAL RETURN BOND PORTFOLIO. PIMCO has contractually agreed to reduce Total Annual Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets for the TOTAL RETURN BOND PORTFOLIO. Without such reductions, Total Annual Operating Expenses for the fiscal year ended December 31, 2000 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (7) The Total Annual Operating Expenses for the VT VOYAGER FUND II -- CLASS IB SHARES are based on estimated expenses. This fund commenced operations on September 1, 2000.

 (8) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been 0.85%, 0.42%, and 1.27%, respectively for the CAPITAL FUND.

 (9) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

(10) The Adviser for STRONG MULTI CAP VALUE FUND II has voluntarily agreed to cap the Total Annual Operating Expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion without further notification. Absent the waiver of fees, the Total Annual Operating Expenses would be 1.41%.

(11) The Investment Manager of the MONTGOMERY VARIABLE SERIES: GROWTH FUND has agreed to reduce some or all of its management fees if necessary to keep Total Annual Operating Expenses, expressed on an annualized basis, at or below one and one quarter percent (1.25%) of its average net assets. Absent this waiver of fees, the Total Annual Operating Expenses would equal 2.41%.

(12) Travelers Insurance Company has agreed to reimburse the STRATEGIC STOCK PORTFOLIO and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 2000 which exceeded 0.90% and 1.00%, respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.97% and 1.14%, respectively.

(13) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio(s) for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 1.00%. Without such arrangements, the annualized Total Annual Operating Expenses would have been 1.07% for the MFS VALUE PORTFOLIO and 1.24% for the JURIKA & VOYLES CORE EQUITY PORTFOLIO.

(14) TAMIC or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. Without such expense reductions, Total Annual Operating Expenses for the LARGE CAP PORTFOLIO would have been 0.84%.

(15) The Adviser has agreed to reimburse SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO for the period ended December 31, 2000. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.45%.

(16) Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Without such reduction, Total Annual Operating Expenses for the MID CAP PORTFOLIO -- SERVICE CLASS 2 would have been 0.99%.

EXAMPLE:

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The example also assumes that the $40 annual administrative charge is equivalent to 0.009% of the Separate Account contract value.]

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above:

(A) = STANDARD DEATH BENEFIT
(B) = ENHANCED DEATH BENEFIT

                UNDERLYING FUNDING OPTIONS:                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund..................................... (a)    26        79       135       288
    ........................................................ (b)    27        84       143       303
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Growth & Income Portfolio -- Class B.................... (a)    27        83       141       299
    ........................................................ (b)    28        87       148       314
    Premier Growth Portfolio -- Class B..................... (a)    30        93       158       333
    ........................................................ (b)    32        97       165       347
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio.............................. (a)    31        96       163       342
    ........................................................ (b)    33       100       170       356
DELAWARE GROUP PREMIUM FUND
    REIT Series............................................. (a)    26        80       136       289
    ........................................................ (b)    27        84       143       304
    Small Cap Value Series.................................. (a)    26        80       136       289
    ........................................................ (b)    27        84       143       304
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial Class................. (a)    25        78       133       282
    ........................................................ (b)    27        82       140       297
    Small Cap Portfolio -- Initial Class.................... (a)    25        78       133       282
    ........................................................ (b)    27        82       140       297
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Franklin Small Cap Fund -- Class 2...................... (a)    28        85       144       306
    ........................................................ (b)    29        89       152       320
    Templeton Developing Markets Securities Fund -- Class
      2..................................................... (a)    35       108       183       379
    ........................................................ (b)    37       112       190       392
    Templeton International Securities Fund -- Class 2...... (a)    29        88       149       316
    ........................................................ (b)    30        92       157       330
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.................................. (a)    25        78       133       282
    ........................................................ (b)    27        82       140       297
    Fundamental Value Portfolio............................. (a)    25        78       133       283
    ........................................................ (b)    27        82       140       298
JANUS ASPEN SERIES
    Aggressive Growth Portfolio  -- Service Shares.......... (a)    27        82       139       296
    ........................................................ (b)    28        86       147       311
    Growth and Income Portfolio  -- Service Shares.......... (a)    28        87       149       315
    ........................................................ (b)    30        92       156       329
    International Growth Portfolio -- Service Shares........ (a)    27        83       141       300
    ........................................................ (b)    28        87       149       315
OCC ACCUMULATION TRUST
    Equity Portfolio+....................................... (a)    27        83       141       299
    ........................................................ (b)    28        87       148       314
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio............................. (a)    24        74       126       270
    ........................................................ (b)    25        78       133       284

                UNDERLYING FUNDING OPTIONS:                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund -- Class IB......... (a)    29        90       153       322
    ........................................................ (b)    31        94       160       336
    Putnam VT Small Cap Value Fund -- Class IB.............. (a)    31        94       161       337
    ........................................................ (b)    32        99       168       351
    Putnam VT Voyager II Fund -- Class IB................... (a)    30        92       156       328
    ........................................................ (b)    31        96       163       342
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund............................................ (a)    27        84       143       304
    ........................................................ (b)    29        89       151       318
    Investors Fund.......................................... (a)    27        81       139       295
    ........................................................ (b)    28        86       146       310
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Mid Cap Core Portfolio..................... (a)    27        83       141       299
    ........................................................ (b)    28        87       148       314
STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Multi Cap Value Fund II+......................... (a)    29        90       153       323
    ........................................................ (b)    31        94       161       337
THE MONTGOMERY FUNDS III
    Montgomery Variable Series: Growth Fund+................ (a)    30        92       156       328
    ........................................................ (b)    31        96       163       342
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio+.................... (a)    26        81       137       292
    ........................................................ (b)    28        85       145       307
    Disciplined Small Cap Stock Portfolio+.................. (a)    27        84       143       304
    ........................................................ (b)    29        89       151       318
    Jurika & Voyles Core Equity Portfolio+.................. (a)    27        84       143       304
    ........................................................ (b)    29        89       151       318
    Large Cap Portfolio..................................... (a)    26        79       134       286
    ........................................................ (b)    27        83       142       301
    Lazard International Stock Portfolio.................... (a)    28        85       144       306
    ........................................................ (b)    29        89       152       320
    MFS Emerging Growth Portfolio........................... (a)    26        80       136       290
    ........................................................ (b)    28        84       144       305
    MFS Mid Cap Growth Portfolio............................ (a)    26        81       138       294
    ........................................................ (b)    28        86       146       309
    MFS Research Portfolio.................................. (a)    27        82       139       296
    ........................................................ (b)    28        86       147       311
    MFS Value Portfolio..................................... (a)    27        84       143       304
    ........................................................ (b)    29        89       151       318
    Strategic Stock Portfolio +............................. (a)    26        81       138       294
    ........................................................ (b)    28        86       146       309
    U.S. Government Securities Portfolio.................... (a)    22        68       117       252
    ........................................................ (b)    24        73       125       268
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio...................... (a)    26        79       135       287
    ........................................................ (b)    27        84       142       302
    Alliance Growth Portfolio............................... (a)    26        78       134       285
    ........................................................ (b)    27        83       141       300
    Smith Barney Aggressive Growth Portfolio................ (a)    27        84       143       303
    ........................................................ (b)    29        88       150       317
    Smith Barney High Income Portfolio...................... (a)    24        74       126       271
    ........................................................ (b)    26        78       134       285
    Smith Barney Large Capitalization Growth Portfolio...... (a)    25        77       132       282
    ........................................................ (b)    27        82       139       296
    Smith Barney Money Market Portfolio..................... (a)    23        70       120       257
    ........................................................ (b)    24        75       127       273
    Travelers Managed Income Portfolio...................... (a)    24        75       128       274
    ........................................................ (b)    26        79       135       288
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio Class II Shares............... (a)    27        84       143       304
 ............................................................ (b)    29        89       151       318
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities Portfolio... (a)    26        81       138       294
 ............................................................ (b)    28        86       146       309

                UNDERLYING FUNDING OPTIONS:                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND III
    Mid Cap Portfolio -- Service Class 2.................... (a)    27        82       140       298
 ............................................................ (b)    28        87       148       313

+ No longer available to new contract owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Marquis Portfolios is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $15,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your

Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
  FUNDS, INC.
  AIM V.I. Value Fund      Seeks to achieve long-term growth of capital by        AIM Advisers, Inc.
                           investing primarily in equity securities of
                           undervalued companies. Income is a secondary
                           objective.
ALLIANCE VARIABLE PRODUCT
  SERIES FUND, INC.
  Growth & Income          Seeks to achieve reasonable current income and         Alliance Capital Management,
  Portfolio Class B        reasonable opportunity for appreciation through        L.P.
                           investments primarily in dividend-paying common        ("Alliance")
                           stocks of good quality.
  Premier Growth           Seeks long-term growth of capital by investing         Alliance
  Portfolio Class B        primarily in equity securities of a limited number of
                           large, carefully selected, high quality U.S.
                           companies that are judged likely to achieve superior
                           earning momentum.
CREDIT SUISSE WARBURG
  PINCUS FUNDS
  Emerging Markets         Seeks long-term growth of capital by investing         Credit Suisse Asset
  Portfolio                primarily in equity securities of non-U.S. issuers     Management, LLC
                           consisting of companies in emerging securities
                           markets.

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM
  FUND
  REIT Series              Seeks maximum long-term total return by investing in   Delaware Management Company,
                           securities of companies primarily engaged in the real  Inc.
                           estate industry. Capital appreciation is a secondary   Subadviser: Lincoln
                           objective.                                             Investment Management, Inc.
  Small Cap Value Series   Seeks capital appreciation by investing in small to    Delaware Management Company,
                           mid-cap common stocks whose market value appears low   Inc.
                           relative to their underlying value or future earnings  Subadviser: Lincoln and growth potential. Emphasis will also be placed on  Investment Management, Inc.
                           securities of companies that may be temporarily out
                           of favor or whose value is not yet recognized by the
                           market.
DREYFUS VARIABLE
  INVESTMENT FUND
  Appreciation             Seeks primarily to provide long-term capital growth    The Dreyfus Corporation
  Portfolio -- Initial     consistent with the preservation of capital; current   Subadviser: Fayez Sarofim &
  Class                    income is a secondary investment objective. The        Co.
                           portfolio invests primarily in the common stocks of
                           domestic and foreign insurers.
  Small Cap Portfolio --   Seeks to maximize capital appreciation by investing    The Dreyfus Corporation
  Initial Class            primarily in small-cap companies with total market
                           values of less than $1.5 billion at the time of
                           purchase.
FRANKLIN TEMPLETON
  VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Small Cap Fund  Seeks long-term capital growth. The Fund seeks to      Franklin Advisers, Inc.
  Class 2                  accomplish its objective by investing primarily
                           (normally at least 65% of its assets) in equity
                           securities of smaller capitalization growth
                           companies.
  Templeton Developing     Seeks long-term capital appreciation. The Fund seeks   Templeton Asset Management
  Markets Securities Fund  to achieve this objective by investing primarily       Ltd.
  Class 2                  (normally at least 65% of assets) in equity
                           securities of issuers in countries having developing
                           markets.
  Templeton International  Seeks long-term capital growth through a flexible      Templeton Investment
  Securities Fund Class 2  policy of investing in stocks and debt obligations of  Counsel, Inc.
                           companies and governments outside the United States.
                           Any income realized will be incidental.
GREENWICH STREET SERIES
  FUND
  Appreciation Portfolio   Seeks long term appreciation of capital by investing   Smith Barney Fund Management
                           primarily in equity securities.                        LLC ("SBFM")
  Fundamental Value        Seeks long-term capital growth with current income as  SBFM
  Portfolio                a secondary objective.
JANUS ASPEN SERIES
  Aggressive Growth        Seeks long-term capital growth by investing primarily  Janus Capital
  Portfolio -- Service     in common stocks selected for their growth potential,
  Shares                   normally investing at least 50% in the equity assets
                           of medium-sized companies.
  Growth and Income        Seeks long-term capital growth and current income,     Janus Capital
  Portfolio -- Service     with an investment emphasis on common stocks.
  Shares
  International Growth     Seeks long-term capital growth by normally investing   Janus Capital
  Portfolio -- Service     at least 65% of its total assets in securities of
  Shares                   foreign issuers.
PIMCO VARIABLE INSURANCE
  TRUST
  Total Return Bond        Seeks maximum total return, consistent with            Pacific Investment
  Portfolio                preservation of capital and prudent investment         Management Company
                           management, by investing primarily in
                           investment-grade debt securities.
PUTNAM VARIABLE TRUST
  Putnam VT International  Seeks capital appreciation by investing mostly in      Putnam Management ("Putnam")
  Growth Fund -- Class IB  common stocks of companies outside the United States.
  Shares

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------
  Putnam VT Small Cap      Seeks capital appreciation by investing mainly in      Putnam
  Value Fund -- Class IB   common stocks of U.S. companies with a focus on value
  Shares                   stocks.
  Putnam VT Voyager II     Seeks capital appreciation by investing mainly in      Putnam
  Fund -- Class IB Shares  common stocks of U.S. companies with a focus on growth stocks.
SALOMON BROTHERS VARIABLE
  SERIES FUND, INC.
  Capital Fund             Seeks capital appreciation, primarily through          Salomon Brothers Asset
                           investments in common stocks which are believed to     Management ("SBAM")
                           have above-average price appreciation potential and
                           which may involve above average risk.
  Investors Fund           Seeks long-term growth of capital, and, secondarily,   SBAM
                           current income, through investments in common stocks
                           of well-known companies.
SMITH BARNEY INVESTMENT
  SERIES
  Smith Barney Mid Cap     Seeks long-term growth of capital by investing         SBFM
  Core Portfolio           primarily in equity securities of medium-sized
                           companies with market capitalizations between $1
                           billion and $5 billion at the time of investment.
TRAVELERS SERIES FUND
  INC.
  AIM Capital              Seeks capital appreciation by investing principally    Travelers Investment Adviser
  Appreciation Portfolio   in common stock, with emphasis on medium-sized and     ("TIA")
                           smaller emerging growth companies.                     Subadviser: AIM Capital
                                                                                  Management Inc.
  Alliance Growth          Seeks long-term growth of capital. Current income is   TIA
  Portfolio                only an incidental consideration. The Portfolio        Subadviser: Alliance Capital
                           invests predominantly in equity securities of          Management L.P.
                           companies with a favorable outlook for earnings and
                           whose rate of growth is expected to exceed that of
                           the U.S. economy over time.
  Smith Barney Aggressive  Seeks capital appreciation by investing primarily in   SBFM
  Growth Portfolio         common stocks of companies that are experiencing, or
                           have the potential to experience, growth of earnings,
                           or that exceed the average earnings growth rate of
                           companies whose securities are included in the S&P
                           500.
  Smith Barney High        Seeks high current income. Capital appreciation is a   SBFM
  Income Portfolio         secondary objective. The Portfolio will invest at
                           least 65% of its assets in high-yielding corporate
                           debt obligations and preferred stock.
  Smith Barney Large       Seeks long-term growth of capital by investing in      SBFM
  Capitalization Growth    equity securities of companies with large market
  Portfolio                capitalizations.
  Smith Barney Money       Seeks maximum current income and preservation of       SBFM
  Market Portfolio         capital.
  Travelers Managed        Seeks high current income consistent with prudent      TIA
  Income Portfolio         risk of capital through investments in corporate debt  Subadviser: Travelers Asset obligations, preferred stocks, and obligations issued  Management International
                           or guaranteed by the U.S. Government or its agencies   Corporation ("TAMIC")
                           or instrumentalities.
THE TRAVELERS SERIES
  TRUST
  Disciplined Small Cap    Seeks long term capital appreciation by investing      TAMIC
  Stock Portfolio+         primarily (at least 65% of its total assets) in the    Subadviser: TIMCO
                           common stocks of U.S. Companies with relatively small
                           market capitalizations at the time of investment.
  Jurika & Voyles Core     Seeks long-term capital appreciation. The Portfolio    TAMIC
  Equity Portfolio+        invests primarily in the common stock of quality       Subadviser: Jurika & Voyles
                           companies of all market capitalizations that offer     L.P.
                           current value and significant future growth
                           potential.
  Large Cap Portfolio      Seeks long-term growth of capital by investing         TAMIC
                           primarily in equity securities of companies with       Subadviser: Fidelity
                           large market capitalizations.                          Management & Research Co.
                                                                                  ("FMR")

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------
  Lazard International     Seeks capital appreciation by investing primarily in   TAMIC
  Stock Portfolio          the equity securities of non-United States companies   Subadviser: Lazard Asset
                           (i.e., incorporated or organized outside the United    Management
                           States).
  MFS Emerging Growth      Seeks to provide long-term growth of capital.          TAMIC
  Portfolio                Dividend and interest income from portfolio            Subadviser: Massachusetts
                           securities, if any, is incidental to the MFS           Financial Services ("MFS")
                           Portfolio's investment objective.
  MFS Mid Cap Growth       Seeks to obtain long-term growth of capital by         TAMIC
  Portfolio                investing, under normal market conditions, at least    Subadviser: MFS
                           65% of its total assets in equity securities of
                           companies with medium market capitalization which the
                           investment adviser believes have above-average growth
                           potential.
  MFS Research Portfolio   Seeks to provide long-term growth of capital and       TAMIC
                           future income.                                         Subadviser: MFS
  MFS Value Portfolio      Seeks to achieve capital appreciation and reasonable   TAMIC
                           income by investing primarily in income producing      Subadviser: MFS
                           equity securities of companies which the subadviser
                           believes are undervalued in the market relative to
                           their long-term potential.
  Strategic Stock          Seeks to provide an above-average total return         TAMIC
  Portfolio+               through a combination of potential capital             Subadviser: TIMCO
                           appreciation and dividend income by investing
                           primarily in high dividend yielding stocks
                           periodically selected from the companies included in
                           (i) the Dow Jones Industrial Average and (ii) a
                           subset of the S&P Industrial Index.
  U.S. Government          Seeks to select investments from the point of view of  TAMIC
  Securities Portfolio     an investor concerned primarily with the highest
                           credit quality, current income and total return. The
                           assets of the Portfolio will be invested in direct
                           obligations of the United States, its agencies and
                           instrumentalities.
VAN KAMPEN LIFE
  INVESTMENT TRUST
  Emerging Growth          Seeks capital appreciation by investing primarily in   Van Kampen Asset Management
  Portfolio -- Class II    common stocks of companies considered to be emerging   Inc.
  Shares                   growth companies.
VARIABLE ANNUITY
  PORTFOLIOS
  Smith Barney Small Cap   Seeks long-term capital growth by investing in equity  Citi Mutual Fund Management,
  Growth Opportunities     securities of U.S. companies with market               Inc.
  Portfolio                capitalizations below the top 1,000 stocks of the
                           equity market. Under normal circumstances, at least
                           65% of the fund's total assets will be invested in
                           such companies. Dividend income, if any, is
                           incidental to this investment objective.
VARIABLE INSURANCE
  PRODUCTS III
  Mid Cap Portfolio --     Seeks long-term growth of capital and income by        FMR
  Service Class 2          investing primarily in income-producing equity
                           securities, including common stocks and convertible
                           securities.

Before the end of 2001, we anticipate substituting shares of new portfolios for the following portfolios currently available in your Contract. You should know, however, that we cannot proceed with the proposed substitutions until we receive certain regulatory approvals, and that details of the substitutions, including the new portfolios to be offered, may change. We will notify you of the final details, including the approximate date, before the substitution occurs, and will notify you after the substitutions have happened. Also, we will send you current prospectuses for the new funding options before the substitutions occur.

MONTGOMERY FUNDS III
  Montgomery Variable      Seeks capital appreciation by investing primarily in   Montgomery Asset Management
  Series: Growth Fund+     equity securities, usually common stock, of domestic
                           companies of all sizes, and emphasizes companies
                           having market capitalizations of $1 billion or more.

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
  Equity Portfolio+        Seeks long-term capital appreciation through           OpCap Advisors
                           investment in securities (primarily equity
                           securities) of companies that are believed by the
                           adviser to be undervalued in the marketplace in
                           relation to factors such as the companies' assets or
                           earnings.
STRONG VARIABLE INSURANCE
  FUNDS, INC.
  Strong Multi Cap Value   Seeks long-term capital appreciation. Current income   Strong Capital Management
  Fund II+                 is a secondary objective when selecting investments    Inc. Subadviser: Schafer
                           The goal is to identify stocks that provide            Capital Management, Inc.
                           above-average earnings growth prospects at a
                           price-to-earnings ratio lower than that of the S&P
                           500.
THE TRAVELERS SERIES
  TRUST
  Disciplined Mid Cap      Seeks growth of capital by investing primarily in a    TAMIC
  Stock Portfolio+         broadly diversified portfolio of U.S. common stocks.   Subadviser: Travelers
                                                                                  Investment Management
                                                                                  Company ("TIMCO")

+ No longer available to new Contract Owners.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

     - the available funding options and related programs (including portfolio rebalancing and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge when certain sales or administration of the contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining your contract, and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "sub-account administrative charge") on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.55% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.70% annually.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. We will make transfers at the value(s) next determined after we receive your request at our Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different underlying funds have different expenses, a transfer of contract values from one variable funding option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

After the maturity date, you may make transfers between funding options only with our consent.

                            ASSET ALLOCATION PROGRAM
--------------------------------------------------------------------------------

Under the asset allocation program, your purchase payments are allocated among a set of funding options based on asset allocation models which were designed by Ibbotson Associates. Your asset allocation model will be based on your responses to a personal profile questionnaire that measures your personal investment risk tolerance, investment time horizon, financial goals and other factors. If you elect to participate in the asset allocation program, initial and additional purchase payments will be allocated among the model and funding options you select. Although you may only use one model at a time, you may elect to change your selection as your tolerance for risk and/or your needs and objectives change. You may use a questionnaire that we offer to determine the model that best meets your risk tolerance and time horizons.

From time to time, Ibbotson Associates reviews the models and may find that asset allocations within a particular model may need to be changed. We will notify you regarding any such change.

In order to participate in this program, you will need to complete the required questionnaire. All Travelers Marquis Portfolios contract features will continue to apply. Contact your Financial Consultant for additional information.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, less any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide . We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

You may not change, delete or add a contingent annuitant after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no surviving annuitant, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

We must be notified of the annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax or withdrawals not previously deducted:

     (1) the contract value; or

     (2) the total purchase payments made under the Contract.

ENHANCED DEATH BENEFIT

We will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or withdrawals not previously deducted:

     (1) the contract value; or

     (2) the total purchase payments made under the Contract; or

     (3) the step-up value (if any, as described below)

STEP-UP VALUE. The step-up value will initially equal the first purchase payment. When you make an additional purchase payment, we will increase the step-up value by the amount of that purchase payment. When you make a withdrawal, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the withdrawal, divided by (3) the contract value before the withdrawal.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

        50,000 X (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

        50,000 X (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                     UNLESS...                  MANDATORY
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY                                       PAYOUT RULES
     UPON THE DEATH OF THE           THE PROCEEDS TO:                                            APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary(ies), or   Unless, the beneficiary is      Yes
 annuitant) (with no joint       if none, to the contract   the contract owner's spouse
 owner)                          owner's estate.            and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary(ies), or   Unless, the beneficiary is      Yes
 (with no joint owner)           if none, to the contract   the contract owner's spouse
                                 owner's estate.            and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary(ies) or    Unless the beneficiary is the   Yes
 annuitant)                      if none, to the contract   contract owner's spouse and
                                 owner's estate.            the spouse elects to continue
                                                            the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to continue the contract.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                     UNLESS...                  MANDATORY
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY                                       PAYOUT RULES
     UPON THE DEATH OF THE           THE PROCEEDS TO:                                            APPLY*
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary(ies).      Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary(ies)                                       Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are                                      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY              UNLESS...                  MANDATORY
     UPON THE DEATH OF THE           THE PROCEEDS TO:                                         PAYOUT RULES
                                                                                              APPLY (SEE *
                                                                                                 ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date, we will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant's 90th birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date you elect may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your contract value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option, and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your contract value as of the date annuity payments begin. The payout rates we use will always at least equal but not exceed those we show in your Contract.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the contract value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities. Option 5 is only available for fixed annuities.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period. The Company will make monthly payments for the period selected.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within ten days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the contract value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Separate Account TM and Separate Account TM II, respectively. Both Separate Account TM and Separate Account TM II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account TM and Separate Account TM II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES. The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the contract. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for Federal income tax purposes and earnings under the contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract or the first page of the Summary of this prospectus to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, contract value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                                                         PERIOD FROM
                                                                                                        JULY 20, 1998
                                                          PERIOD ENDED            PERIOD ENDED       (EFFECTIVE DATE) TO
                                                        DECEMBER 31, 2000      DECEMBER 31, 1999      DECEMBER 31, 1998
                   PORTFOLIO NAME                     STANDARD    ENHANCED    STANDARD   ENHANCED    STANDARD   ENHANCED
------------------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
 REIT SERIES (8/98)
 Unit Value at beginning of year....................    $0.917       $0.915    $0.958       $0.957    $1.000     $1.000
 Unit Value at end of year..........................     1.185        1.180     0.917        0.915     0.958      0.957
 Number of units outstanding at end of year.........   203,266      289,607    30,843      162,017    13,403      5,447
 SMALL CAP VALUE SERIES (11/98)
 Unit Value at beginning of year....................    $0.940       $0.938    $1.005       $1.005    $1.000     $1.000
 Unit Value at end of year..........................     1.093        1.089     0.940        0.938     1.005      1.005
 Number of units outstanding at end of year.........    79,165      260,779    37,900       65,404     5,244         --
DREYFUS VARIABLE INVESTMENT FUND
 CAPITAL APPRECIATION PORTFOLIO (8/98)
 Unit Value at beginning of year....................    $1.183       $1.180    $1.080       $1.079    $1.000     $1.000
 Unit Value at end of year..........................     1.156        1.151     1.183        1.180     1.080      1.079
 Number of units outstanding at end of year.........   820,955    1,486,817   404,436      341,217    69,574     17,190
 SMALL CAP PORTFOLIO (9/98)
 Unit Value at beginning of year....................    $1.202       $1.199    $0.992       $1.992    $1.000     $1.000
 Unit Value at end of year..........................     1.339        1.334     1.202        1.199     0.992      1.992
 Number of units outstanding at end of year.........   529,777    1,354,906   175,277      309,595    90,951      9,007
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN SMALL CAP INVESTMENTS FUND CLASS 2 (12/98)
 Unit Value at beginning of year....................    $1.837       $1.833    $1.072       $1.071    $1.000     $1.000
 Unit Value at end of year..........................     1.508        1.502     1.837        1.833     1.072      1.071
 Number of units outstanding at end of year.........   314,050    1,042,894    24,048      167,293    10,667     10,436
 TEMPLETON DEVELOPING MARKETS FUND CLASS 2 (11/98)
 Unit Value at beginning of year....................    $1.535       $1.532    $1.018       $1.018    $1.000     $1.000
 Unit Value at end of year..........................     1.025        1.022     1.535        1.532     1.018      1.018
 Number of units outstanding at end of year.........    93,827      221,812    32,333      135,187    12,791      2,959
 TEMPLETON INTERNATIONAL FUND CLASS 2 (8/98)
 Unit Value at beginning of year....................    $1.131       $1.129    $0.934       $0.933    $1.000     $1.000
 Unit Value at end of year..........................     1.086        1.082     1.131        1.129     0.934      0.933
 Number of units outstanding at end of year.........   546,404      668,980   167,939       75,785    70,695     21,233
JANUS ASPEN SERIES
 AGGRESSIVE GROWTH PORTFOLIO -- SERVICE SHARES
   (5/00)
 Unit Value at beginning of year....................    $1.000       $1.000
 Unit Value at end of year..........................     0.673        0.672
 Number of units outstanding at end of year.........   465,042    2,662,644
 GROWTH AND INCOME PORTFOLIO -- SERVICE SHARES
   (5/00)
 Unit Value at beginning of year....................    $1.000       $1.000
 Unit Value at end of year..........................     0.846        0.846
 Number of units outstanding at end of year.........   466,649    1,043,900
 INTERNATIONAL GROWTH PORTFOLIO -- SERVICE SHARES
   (5/00)
 Unit Value at beginning of year....................    $1.000       $1.000
 Unit Value at end of year..........................     0.786        0.785
 Number of units outstanding at end of year.........   449,819    2,203,837
THE MONTGOMERY FUNDS III
 MONTGOMERY VARIABLE SERIES; GROWTH FUND (9/98)+
 Unit Value at beginning of year....................    $1.229       $1.226    $1.034       $1.034    $1.000     $1.000
 Unit Value at end of year..........................     1.098        1.094     1.229        1.226     1.034      1.034
 Number of units outstanding at end of year.........    63,125      499,635    43,585      249,841    10,809      3,925
OCC ACCUMULATION TRUST
 EQUITY PORTFOLIO (9/98)+
 Unit Value at beginning of year....................    $1.021       $1.019    $1.013       $1.012    $1.000     $1.000
 Unit Value at end of year..........................     1.103        1.099     1.021        1.019     1.013      1.012
 Number of units outstanding at end of year.........    59,987      790,294   117,236      214,502    97,009     25,264
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
 INVESTORS FUND (10/98)
 Unit Value at beginning of year....................    $1.138       $1.135    $1.036       $1.036    $1.000     $1.000
 Unit Value at end of year..........................     1.289        1.285     1.138        1.135     1.036      1.036
 Number of units outstanding at end of year.........   415,791      734,490   310,855       24,672    24,856         --

                                                                                                         PERIOD FROM
                                                                                                        JULY 20, 1998
                                                          PERIOD ENDED            PERIOD ENDED       (EFFECTIVE DATE) TO
                                                        DECEMBER 31, 2000      DECEMBER 31, 1999      DECEMBER 31, 1998
                   PORTFOLIO NAME                     STANDARD    ENHANCED    STANDARD   ENHANCED    STANDARD   ENHANCED
------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.
 STRONG SCHAFER VALUE FUND II (11/98)+
 Unit Value at beginning of year....................    $0.989       $0.987    $1.035       $1.035    $1.000     $1.000
 Unit Value at end of year..........................     1.048        1.044     0.989        0.987     1.035      1.035
 Number of units outstanding at end of year.........   183,365      199,336    40,237       46,628    21,778      5,193
TRAVELERS SERIES FUND, INC.
 AIM CAPITAL APPRECIATION PORTFOLIO (8/98)
 Unit Value at beginning of year....................    $1.509       $1.506    $1.074       $1.073    $1.000     $1.000
 Unit Value at end of year..........................     1.329        1.325     1.509        1.506     1.074      1.073
 Number of units outstanding at end of year.........  1,113,516   2,170,383   160,182      227,578    13,025     21,451
 SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO (5/00)
 Unit Value at beginning of year....................    $1.000       $1.000
 Unit Value at end of year..........................     1.019        1.018
 Number of units outstanding at end of year.........   525,230    1,326,488
 SMITH BARNEY HIGH INCOME PORTFOLIO (8/98)
 Unit Value at beginning of year....................    $0.958       $0.956    $0.949       $0.949    $1.000     $1.000
 Unit Value at end of year..........................     0.866        0.863     0.958        0.956     0.949      0.949
 Number of units outstanding at end of year.........   784,035    1,697,909   467,863      522,735    99,255      4,997
 SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO
   (8/98)
 Unit Value at beginning of year....................    $1.498       $1.495    $1.165       $1.164    $1.000     $1.000
 Unit Value at end of year..........................     1.371        1.366     1.498        1.495     1.165      1.164
 Number of units outstanding at end of year.........  2,125,192   5,957,460   980,806    1,314,065   222,326     19,674
 SMITH BARNEY MONEY MARKET PORTFOLIO (9/98)
 Unit Value at beginning of year....................    $1.044       $1.041    $1.013       $1.013    $1.000     $1.000
 Unit Value at end of year..........................     1.088        1.084     1.044        1.041     1.013      1.013
 Number of units outstanding at end of year.........   407,508      934,410   241,033      190,529   157,837         --
 TRAVELERS MANAGED INCOME PORTFOLIO (7/98)
 Unit Value at beginning of year....................    $0.989       $0.987    $0.997       $0.997    $1.000     $1.000
 Unit Value at end of year..........................     1.049        1.046     0.989        0.987     0.997      0.997
 Number of units outstanding at end of year.........  2,026,568   3,541,022   841,369      818,644   163,644     14,831
THE TRAVELERS SERIES TRUST
 DISCIPLINED MID CAP STOCK PORTFOLIO (8/98)+
 Unit Value at beginning of year....................    $1.229       $1.227    $1.102       $1.101    $1.000     $1.000
 Unit Value at end of year..........................     1.410        1.405     1.229        1.227     1.102      1.101
 Number of units outstanding at end of year.........   249,527      401,576   130,522       39,328    25,371      7,351
 DISCIPLINED SMALL CAP STOCK PORTFOLIO (8/98)+
 Unit Value at beginning of year....................    $1.177       $1.175    $0.994       $0.994    $1.000     $1.000
 Unit Value at end of year..........................     1.182        1.178     1.177        1.175     0.994      0.994
 Number of units outstanding at end of year.........    57,871      201,633    24,730       82,755    18,221      6,938
 JURIKA & VOYLES CORE EQUITY PORTFOLIO (12/98)+
 Unit Value at beginning of year....................    $1.215       $1.212    $1.120       $1.119     1.000     $1.000
 Unit Value at end of year..........................     1.329        1.324     1.215        1.212     1.120      1.119
 Number of units outstanding at end of year.........    50,549      134,412        --      109,351        --      4,782
 LARGE CAP PORTFOLIO (8/98)
 Unit Value at beginning of year....................    $1.429       $1.426    $1.124       $1.123    $1.000     $1.000
 Unit Value at end of year..........................     1.201        1.197     1.429        1.426     1.124      1.123
 Number of units outstanding at end of year.........  1,915,349   3,346,531   609,907      714,812    43,623      4,881
 LAZARD INTERNATIONAL STOCK PORTFOLIO (7/98)
 Unit Value at beginning of year....................    $1.104       $1.102    $0.923       $0.922    $1.000     $1.000
 Unit Value at end of year..........................     0.962        0.958     1.104        1.102     0.923      0.922
 Number of units outstanding at end of year.........  1,100,451   3,161,046   358,549      697,501   152,201     23,016
 MFS MID CAP GROWTH PORTFOLIO (5/00)
 Unit Value at beginning of year....................    $1.000       $1.000
 Unit Value at end of year..........................     0.978        0.977
 Number of units outstanding at end of year.........   538,431    1,930,852
 MFS RESEARCH PORTFOLIO (11/98)
 Unit Value at beginning of year....................    $1.260       $1.258    $1.036       $1.036    $1.000     $1.000
 Unit Value at end of year..........................     1.170        1.166     1.260        1.258     1.036      1.036
 Number of units outstanding at end of year.........   679,947    2,737,747   356,534      525,554    99,898         --
 NWQ LARGE CAP PORTFOLIO (11/98)*
 Unit Value at beginning of year....................    $1.017       $1.015    $0.985       $0.985    $1.000     $1.000
 Unit Value at end of year..........................     1.116        1.112     1.017        1.015     0.985      0.985
 Number of units outstanding at end of year.........   255,805      751,345   129,620      305,754    27,741         --
 STRATEGIC STOCK PORTFOLIO (1/99)+
 Unit Value at beginning of year....................    $1.030       $1.027    $0.998       $0.997    $1.000     $1.000
 Unit Value at end of year..........................     1.116        1.112     1.030        1.027     0.998      0.997
 Number of units outstanding at end of year.........   156,223       93,143   123,046           --        --         --
 U.S. GOVERNMENT SECURITIES PORTFOLIO (8/98)
 Unit Value at beginning of year....................    $0.986       $0.984    $1.046       $1.045    $1.000     $1.000
 Unit Value at end of year..........................     1.109        1.105     0.986        0.984     1.046      1.045
 Number of units outstanding at end of year.........   753,531    2,100,583   455,487      208,167   167,258         --

                                                                                                         PERIOD FROM
                                                                                                        JULY 20, 1998
                                                          PERIOD ENDED            PERIOD ENDED       (EFFECTIVE DATE) TO
                                                        DECEMBER 31, 2000      DECEMBER 31, 1999      DECEMBER 31, 1998
                   PORTFOLIO NAME                     STANDARD    ENHANCED    STANDARD   ENHANCED    STANDARD   ENHANCED
------------------------------------------------------------------------------------------------------------------------
WARBURG PINCUS TRUST*
 EMERGING MARKETS PORTFOLIO (8/98)
 Unit Value at beginning of year....................    $1.503       $1.500    $0.843       $0.842    $1.000     $1.000
 Unit Value at end of year..........................     1.012        1.008     1.503        1.500     0.843      0.842
 Number of units outstanding at end of year.........   172,676    1,022,687    30,889      272,106    27,219      4,069

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account TM and the consolidated financial statements for The Travelers Insurance Company and subsidiaries are contained in the SAI. Those funding options not listed above were not available as of December 31, 2000.

* Fund's name has changed. Refer to prospectus for new name.

+ No longer available to new contract owners.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

          THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                                                      PERIOD FROM
                                                                                                     JULY 28, 1998
                                                  PERIOD ENDED              PERIOD ENDED          (EFFECTIVE DATE) TO
                                                DECEMBER 31, 2000         DECEMBER 31, 1999        DECEMBER 31, 1998
              PORTFOLIO NAME                  STANDARD     ENHANCED     STANDARD     ENHANCED     STANDARD    ENHANCED
-----------------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
 REIT SERIES (7/98)
 Unit Value at beginning of year...........      $0.917       $0.915       $0.958       $0.957       $1.000      $1.000
 Unit Value at end of year.................       1.185        1.180        0.917        0.915        0.958       0.957
 Number of units outstanding at end of
   year....................................   4,076,268    6,376,352    2,708,375    2,774,241    1,203,931     737,088
 SMALL CAP VALUE SERIES (7/98)
 Unit Value at beginning of year...........      $0.940       $0.938       $1.005       $1.005       $1.000      $1.000
 Unit Value at end of year.................       1.093        1.089        0.940        0.938        1.005       1.005
 Number of units outstanding at end of
   year....................................   3,452,987    4,013,761    2,494,324    1,995,812      997,680     945,867
DREYFUS VARIABLE INVESTMENT FUND
 CAPITAL APPRECIATION PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.183       $1.180       $1.080       $1.079       $1.000      $1.000
 Unit Value at end of year.................       1.156        1.151        1.183        1.180        1.080       1.079
 Number of units outstanding at end of
   year....................................  11,541,680   12,695,129    9,234,694    7,731,002    3,607,198   2,235,635
 SMALL CAP PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.202       $1.199       $0.992       $0.992       $1.000      $1.000
 Unit Value at end of year.................       1.339        1.334        1.202        1.199        0.992       0.992
 Number of units outstanding at end of
   year....................................   8,838,472    8,753,265    4,819,089    5,202,767   11,692,226   1,337,518
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 FRANKLIN SMALL CAP INVESTMENTS FUND CLASS 2 (7/98)
 Unit Value at beginning of year...........      $1.837       $1.833       $1.072       $1.071       $1.000      $1.000
 Unit Value at end of year.................       1.508        1.502        1.837        1.833        1.072       1.071
 Number of units outstanding at end of
   year....................................   7,011,307    9,307,454    3,616,359    4,408,346    1,140,671   1,065,535
 TEMPLETON DEVELOPING MARKETS FUND CLASS 2 (7/98)
 Unit Value at beginning of year...........      $1.535       $1.532       $1.018       $1.018       $1.000      $1.000
 Unit Value at end of year.................       1.025        1.022        1.535        1.532        1.018       1.018
 Number of units outstanding at end of
   year....................................   2,997,201    4,122,142    1,581,452    2,458,389      553,203     495,430
 TEMPLETON INTERNATIONAL FUND CLASS 2
   (7/98)
 Unit Value at beginning of year...........      $1.131       $1.129       $0.934       $0.933       $1.000      $1.000
 Unit Value at end of year.................       1.086        1.082        1.131        1.129        0.934       0.933
 Number of units outstanding at end of
   year....................................  11,852,349   13,874,626   16,064,588    7,581,668    3,208,623   2,007,980
JANUS ASPEN SERIES
 AGGRESSIVE GROWTH PORTFOLIO -- SERVICE
   SHARES (5/00)
 Unit Value at beginning of year...........      $1.000       $1.000
 Unit Value at end of year.................       0.673        0.672
 Number of units outstanding at end of
   year....................................   9,922,978   18,095,927
 GROWTH AND INCOME PORTFOLIO -- SERVICE
   SHARES (5/00)
 Unit Value at beginning of year...........      $1.000       $1.000
 Unit Value at end of year.................       0.846        0.846
 Number of units outstanding at end of
   year....................................   3,948,994    8,198,518
 INTERNATIONAL GROWTH PORTFOLIO -- SERVICE
   SHARES (5/00)
 Unit Value at beginning of year...........      $1.000       $1.000
 Unit Value at end of year.................       0.786        0.785
 Number of units outstanding at end of
   year....................................  12,468,964   21,255,376
THE MONTGOMERY FUNDS III
 MONTGOMERY VARIABLE SERIES;
   GROWTH FUND (7/98)+
 Unit Value at beginning of year...........      $1.229       $1.226       $1.034       $1.034       $1.000      $1.000
 Unit Value at end of year.................       1.098        1.094        1.229        1.226        1.034       1.034
 Number of units outstanding at end of
   year....................................   2,634,561    3,570,681    2,328,085    3,341,315      707,170     711,899
OCC ACCUMULATION TRUST
 EQUITY PORTFOLIO (7/98)+
 Unit Value at beginning of year...........      $1.021       $1.019       $1.013       $1.012       $1.000      $1.000
 Unit Value at end of year.................       1.103        1.099        1.021        1.019        1.013       1.012
 Number of units outstanding at end of
   year....................................   6,212,549   11,349,213    5,524,668   10,145,642    2,145,584   3,539,272

                                                                                                      PERIOD FROM
                                                                                                     JULY 28, 1998
                                                  PERIOD ENDED              PERIOD ENDED          (EFFECTIVE DATE) TO
                                                DECEMBER 31, 2000         DECEMBER 31, 1999        DECEMBER 31, 1998
              PORTFOLIO NAME                  STANDARD     ENHANCED     STANDARD     ENHANCED     STANDARD    ENHANCED
-----------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS,
 INC.
 INVESTORS FUND (7/98)
 Unit Value at beginning of year...........      $1.138       $1.135       $1.036       $1.036       $1.000      $1.000
 Unit Value at end of year.................       1.289        1.285        1.138        1.135        1.036       1.036
 Number of units outstanding at end of
   year....................................  10,810,997   10,865,957    7,439,494    5,734,969    2,216,940   1,268,600
STRONG VARIABLE INSURANCE FUNDS, INC.
 STRONG SCHAFER VALUE FUND II (7/98)+
 Unit Value at beginning of year...........      $0.989       $0.987       $1.035       $1.035       $1.000      $1.000
 Unit Value at end of year.................       1.048        1.044        0.989        0.987        1.035       1.035
 Number of units outstanding at end of
   year....................................   3,760,800    4,586,723    3,899,036    4,125,225    1,223,602   1,493,135
TRAVELERS SERIES FUND, INC.
 AIM CAPITAL APPRECIATION PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.509       $1.506       $1.074       $1.073       $1.000      $1.000
 Unit Value at end of year.................       1.329        1.325        1.509        1.506        1.074       1.073
 Number of units outstanding at end of
   year....................................  13,689,850   18,036,975    7,917,069   10,806,635    2,829,493   2,034,539
 SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO
   (5/00)
 Unit Value at beginning of year...........      $1.000       $1.000
 Unit Value at end of year.................       1.019        1.018
 Number of units outstanding at end of
   year....................................   6,521,820   10,356,572
 SMITH BARNEY HIGH INCOME PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $0.958       $0.956       $0.949       $0.949       $1.000      $1.000
 Unit Value at end of year.................       0.866        0.863        0.958        0.956        0.949       0.949
 Number of units outstanding at end of
   year....................................  17,409,472   17,017,132   11,849,075   11,834,439    4,153,841   2,336,688
 SMITH BARNEY LARGE CAPITALIZATION GROWTH
   PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.498       $1.495       $1.165       $1.164       $1.000      $1.000
 Unit Value at end of year.................       1.371        1.366        1.498        1.495        1.165       1.164
 Number of units outstanding at end of
   year....................................  34,728,874   43,087,411   20,512,758   22,901,699    5,546,493   4,295,306
 SMITH BARNEY MONEY MARKET PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.044       $1.041       $1.013       $1.013       $1.000      $1.000
 Unit Value at end of year.................       1.088        1.084        1.044        1.041        1.013       1.013
 Number of units outstanding at end of
   year....................................  30,154,400   13,337,251   15,470,047   10,341,808   16,945,764   5,361,023
 TRAVELERS MANAGED
   INCOME PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $0.989       $0.987       $0.997       $0.997       $1.000      $1.000
 Unit Value at end of year.................       1.049        1.046        0.989        0.987        0.997       0.997
 Number of units outstanding at end of
   year....................................  43,936,884   45,515,502   29,609,709   28,494,450    9,136,205   8,972,968
THE TRAVELERS SERIES TRUST
 DISCIPLINED MID CAP STOCK PORTFOLIO
   (7/98)+
 Unit Value at beginning of year...........      $1.229       $1.227       $1.102       $1.101       $1.000      $1.000
 Unit Value at end of year.................       1.410        1.405        1.229        1.227        1.102       1.101
 Number of units outstanding at end of
   year....................................   6,695,493    7,708,198    5,262,368    5,718,100    1,803,332   1,019,641
 DISCIPLINED SMALL CAP STOCK PORTFOLIO
   (7/98)+
 Unit Value at beginning of year...........      $1.177       $1.175       $0.994       $0.994       $1.000      $1.000
 Unit Value at end of year.................       1.182        1.178        1.177        1.175        0.994       0.994
 Number of units outstanding at end of
   year....................................   2,766,586    3,522,439    2,383,789    2,395,044      573,554     411,984
 JURIKA & VOYLES CORE EQUITY PORTFOLIO
   (7/98)+
 Unit Value at beginning of year...........      $1.215        1.212       $1.120       $1.119       $1.000      $1.000
 Unit Value at end of year.................       1.329        1.324        1.215        1.212        1.120       1.119
 Number of units outstanding at end of
   year....................................   2,080,714    1,961,552    1,327,779    1,465,577      688,244     211,666
 LARGE CAP PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.429       $1.426       $1.124       $1.123       $1.000      $1.000
 Unit Value at end of year.................       1.201        1.197        1.429        1.426        1.124       1.123
 Number of units outstanding at end of
   year....................................  24,049,820   29,347,577   12,235,302   16,376,413    2,626,893   2,924,400
 LAZARD INTERNATIONAL STOCK PORTFOLIO
   (7/98)
 Unit Value at beginning of year...........      $1.104       $1.102       $0.923       $0.922       $1.000      $1.000
 Unit Value at end of year.................       0.962        0.958        1.104        1.102        0.923       0.922
 Number of units outstanding at end of
   year....................................  23,431,580   24,405,807   15,199,353   16,263,702    5,353,658   4,798,972
 MFS MID CAP GROWTH PORTFOLIO (5/00)
 Unit Value at beginning of year...........      $1.000       $1.000
 Unit Value at end of year.................       0.978        0.977
 Number of units outstanding at end of
   year....................................   7,778,010   13,193,446
 MFS RESEARCH PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.260       $1.258       $1.036       $1.036       $1.000      $1.000
 Unit Value at end of year.................       1.170        1.166        1.260        1.258        1.036       1.036
 Number of units outstanding at end of
   year....................................   7,319,138   12,243,635    5,602,395    7,433,610    1,147,635   1,181,631

                                                                                                      PERIOD FROM
                                                                                                     JULY 28, 1998
                                                  PERIOD ENDED              PERIOD ENDED          (EFFECTIVE DATE) TO
                                                DECEMBER 31, 2000         DECEMBER 31, 1999        DECEMBER 31, 1998
              PORTFOLIO NAME                  STANDARD     ENHANCED     STANDARD     ENHANCED     STANDARD    ENHANCED
-----------------------------------------------------------------------------------------------------------------------
<->TRAVELERS SERIES TRUST (CONT.)
 NWQ LARGE CAP PORTFOLIO (7/98)*
 Unit Value at beginning of year...........      $1.017       $1.015       $0.985       $0.985       $1.000      $1.000
 Unit Value at end of year.................       1.116        1.112        1.017        1.015        0.985       0.985
 Number of units outstanding at end of
   year....................................   7,279,135    7,660,932    7,026,564    7,231,932    2,138,258   1,602,093
 STRATEGIC STOCK PORTFOLIO (7/98)+
 Unit Value at beginning of year...........      $1.030       $1.027       $0.998       $0.997       $1.000      $1.000
 Unit Value at end of year.................       1.116        1.112        1.030        1.027        0.998       0.997
 Number of units outstanding at end of
   year....................................   2,753,254    2,652,575    4,276,549    4,693,865    1,617,601   1,341,879
 U.S. GOVERNMENT SECURITIES PORTFOLIO
   (7/98)
 Unit Value at beginning of year...........      $0.986       $0.984       $1.046       $1.045       $1,000      $1,000
 Unit Value at end of year.................       1.109        1.105        0.986        0.984        1.046       1.045
 Number of units outstanding at end of
   year....................................  10,402,283   15,574,711    6,962,624    6,963,749    2,467,008   1,161,742
WARBURG PINCUS TRUST*
 EMERGING MARKETS PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.503       $1.500       $0.843       $0.842       $1.000      $1.000
 Unit Value at end of year.................       1.012        1.008        1.503        1.500        0.843       0.842
 Number of units outstanding at end of
   year....................................   2,838,716    4,720,782    1,105,585    1,775,067      617,918     436,823

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account TM II and the financial statements for The Travelers Life and Annuity Company are contained in the SAI. Those funding options not listed above were not available as of December 31, 2000.

* Fund's name has changed. Refer to prospectus for new name.

+ No longer available to new contract owners.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2001 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21254S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21255S.

Name:

Address:

                           THIS PAGE INTENTIONALLY LEFT BLANK.

L-21254                                                                     5/01

                                     PART B

          Information Required in a Statement of Additional Information

                          TRAVELERS MARQUIS PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2001

                                       for

           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2001. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, by calling 1-800-842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.




                                TABLE OF CONTENTS

THE INSURANCE COMPANY ..........................................................    2

PRINCIPAL UNDERWRITER ..........................................................    2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT ..............................    2

VALUATION OF ASSETS ............................................................    2

PERFORMANCE INFORMATION ........................................................    3

FEDERAL TAX CONSIDERATIONS .....................................................    8

INDEPENDENT ACCOUNTANTS ........................................................    10

FINANCIAL STATEMENTS ...........................................................    F-1

                              THE INSURANCE COMPANY

        The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states, (except New Hampshire and New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Tower Square Hartford, Connecticut 06183 and its telephone number is
(860) 2770-0111.

        The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

        The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Separate Account TM II meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account TM II are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.


                              PRINCIPAL UNDERWRITER

        Travelers Distribution LLC ("TDLLC") serves as principal underwriter for Separate Account TM II and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Tower Square, Hartford, Connecticut. TDLLC is affiliated with the Company and Separate Account TM II.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

        Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account TM II, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

        Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

        Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

        Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b) = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

        The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                             PERFORMANCE INFORMATION

        From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account TM II. The Company may advertise the "standardized average annual total returns" of the Funding Options available through the Separate Account, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

        STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets per contract sold under the Prospectus to which this SAI relates.

        NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Additionally, cumulative and year-to-date returns may also be shown. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

        For Funding Options that were in existence prior to the date they became available under Separate Account TM II, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held available under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

        Average annual total returns for each of the Funding Options available under Separate Account TM II computed according to the standardized and nonstandardized methods for the periods ending December 31, 2000 are set forth in the following table.

                                TRAVELERS MARQUIS
                     STANDARDIZED PERFORMANCE AS OF 12/31/00


------------------------------------------------------------------------------------------------------------------------------------
                                                                     Inception Date       1 Year           5 Years      10 Years or
                                                                                                                         Inception
------------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS:                                                                      STANDARD DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio                                7/28/98          -32.72%             -             0.45%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-Class 2*                    7/31/98          -33.20%             -             1.02%
------------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-Class 2*                         7/29/98           -4.03%             -             3.42%
------------------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                                     7/28/98          -12.95%             -            -0.49%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio-Service Shares*                5/1/00               -              -           -21.39%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund-Class 2*                                         7/29/98          -17.96%             -            18.40%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                                          7/29/98           11.39%             -            12.74%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                          7/28/98            0.37%             -             7.09%
------------------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                                          7/31/98           16.18%             -             3.70%
------------------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                         7/28/98           29.11%             -             7.20%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio-Service Shares*                   5/1/00               -              -           -32.76%
------------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                              5/1/00               -              -            -2.24%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                            7/28/98           14.64%             -            15.15%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                       7/31/98           -2.34%             -             6.13%
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                                  7/28/98           -8.54%             -            13.82%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                                           7/28/98          -15.93%             -             7.82%
------------------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio                                  7/29/98            8.05%             -             4.11%
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                                 7/29/98           13.28%             -            11.01%
------------------------------------------------------------------------------------------------------------------------------------
NWQ Large Cap Portfolio                                                  7/28/98            9.70%             -             4.58%
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS:
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                                       7/28/98           -9.61%             -            -5.78%
------------------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio                           7/29/98           12.49%             -             4.34%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio                                       7/28/98            6.05%             -             1.97%
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                                      7/29/98            4.25%             -             3.52%
------------------------------------------------------------------------------------------------------------------------------------
NON-STYLE SPECIFIC PORTFOLIOS:
------------------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                                       7/29/98          -11.92%             -            12.42%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income-Service Shares*                             5/1/00               -              -           -15.37%
------------------------------------------------------------------------------------------------------------------------------------
Jurika & Voyles Core Equity Portfolio                                    8/25/98            9.39%             -            12.83%
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                                   7/28/98           -7.19%             -             6.65%
------------------------------------------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund                                   8/4/98          -10.61%             -             3.95%
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio                                  5/1/00               -              -             1.92%
------------------------------------------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                                             7/28/98            5.99%                           1.94%
------------------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                                7/28/98            8.35%                           4.59%
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                           1 Year           5 Year  10 Years or Inception

---------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS:                                                       ENHANCED DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio                                  -32.82%            -                0.30%
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-Class 2*                      -33.30%            -                0.87%
---------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-Class 2*                            -4.18%            -                3.26%
---------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                                       -13.08%            -               -0.64%
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio-Service Shares*                      -             -              -21.47%
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund-Class 2*                                           -18.08%            -               18.22%
---------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                                             11.22%            -               12.57%
---------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                              0.22%            -                6.93%
---------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                                             16.01%            -                3.55%
---------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                            28.92%            -                7.04%
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio-Service Shares*                         -             -              -32.83%
---------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                                    -             -               -2.34%
---------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                               14.47%            -               14.98%
---------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                          -2.49%            -                5.97%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                                     -8.67%            -               13.65%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                                             -16.06%            -                7.66%
---------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio                                      7.89%            -                3.95%
---------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                                    13.11%            -               10.84%
---------------------------------------------------------------------------------------------------------------------------
NWQ Large Cap Portfolio                                                      9.54%            -                4.43%
---------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS:
---------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                                          -9.75%                            -5.92%
---------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio                              12.33%            -                4.18%
---------------------------------------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio                                           5.90%            -                1.82%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                                          4.10%            -                3.37%
---------------------------------------------------------------------------------------------------------------------------
NON-STYLE SPECIFIC PORTFOLIOS:
---------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                                         -12.05%            -               12.25%
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income-Service Shares*                                   -                            -15.46%
---------------------------------------------------------------------------------------------------------------------------
Jurika & Voyles Core Equity Portfolio                                        9.22%            -               12.66%
---------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                                      -7.32%            -                6.49%
---------------------------------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund                                    -10.75%            -                3.79%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio                                        -             -                1.82%
---------------------------------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                                                 5.84%            -                1.78%
---------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                                    8.19%            -                4.44%
---------------------------------------------------------------------------------------------------------------------------

                                TRAVELERS MARQUIS
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/00


                                                                          Standard Death Benefit
                                                      -----------------------------------------------------------------------------
                                                        Inception                                                         Since
                                                          Date          YTD        1 Year       3 Years     5 Years      Inception
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS:
Warburg Pincus Emerging Markets Portfolio               12/31/97      -32.71%      -32.71%       -0.34%         -          -0.34%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-Class 2*    2/16/96      -33.19%      -33.19%       -7.90%         -         -13.11%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-Class 2*          5/1/92       -4.01%       -4.01%        7.61%       11.19%       11.16%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                      8/1/96      -12.93%      -12.93%        4.88%         -           6.36%
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio-Service        5/2/94      -17.55%      -17.55%       19.40%       21.29%       18.24%
Shares*
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund-Class 2*                          5/1/98      -17.94%      -17.94%         -            -           9.79%
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                          8/31/90       11.41%       11.41%        8.58%       10.99%       31.09%
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio           5/1/98        0.39%        0.39%         -            -           1.64%
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                         12/23/93       16.21%       16.21%        0.56%        9.87%        9.81%
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                          5/6/98       29.14%       29.14%         -            -           4.10%
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio-Service          9/13/93      -32.93%      -32.93%       25.16%       18.17%       20.41%
Shares*
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                             3/23/98        7.53%        7.53%         -            -          21.63%
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio             4/1/97       14.66%       14.66%       13.67%         -          19.47%
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                        4/5/93       -2.32%       -2.32%       11.10%       16.34%       15.19%
-----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                   5/1/98       -8.52%       -8.52%         -            -          14.84%
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                           8/30/96      -15.91%      -15.91%       12.52%         -          16.61%
-----------------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio                   8/1/88        8.07%        8.07%        6.21%       12.59%       13.42%
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                 2/17/98       13.31%       13.31%         -            -          11.11%
-----------------------------------------------------------------------------------------------------------------------------------
NWQ Large Cap Portfolio                                  7/28/98        9.72%        9.72%         -            -           4.61%
-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS:
-----------------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                       6/22/94       -9.59%       -9.59%       -3.42%        2.31%        4.01%
-----------------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio           1/24/92       12.52%       12.52%        4.73%        4.87%        5.74%
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio                       6/28/94        6.08%        6.08%        2.81%        3.49%        4.66%
-----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                      6/20/94        4.28%        4.28%        3.51%        3.41%        3.36%
-----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio - 7 Day Yield                       4.48%    This yield quotation more closely reflects the
                                                                                 current earnings of this fund.
-----------------------------------------------------------------------------------------------------------------------------------


                                                               Enhanced Death Benefit
                                                     --------------------------------------------------------------
                                                                                                          Since
                                                              YTD      1 Year      3 Years    5 Years    Inception
-------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS:
Warburg Pincus Emerging Markets Portfolio                   -32.81%    -32.81%      -0.49%        -         -0.49%
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-Class 2*       -33.29%    -33.29%      -8.04%        -        -13.24%
-------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-Class 2*             -4.16%     -4.16%       7.44%      11.02%      10.99%
-------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                        -13.06%    -13.06%       4.72%        -          6.20%
-------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio-Service          -17.68%    -17.68%      19.22%      21.11%      18.06%
Shares*
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund-Class 2*                            -18.06%    -18.06%        -           -          9.63%
-------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                              11.25%     11.25%       8.42%      10.82%      30.90%
-------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio               0.24%      0.24%        -           -          1.49%
-------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                              16.04%     16.04%       0.41%       9.70%       9.65%
-------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                             28.95%     28.95%        -           -          3.95%
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio-Service              33.03%    -33.03%      24.98%      17.99%      20.23%
Shares*
-------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                  7.37%      7.37%        -           -         21.45%
-------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                14.49%     14.49%      13.50%        -         19.29%
-------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                           -2.47%     -2.47%      10.93%      16.16%      15.02%
-------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                      -8.65%     -8.65%        -           -         14.67%
-------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                              -16.04%    -16.04%      12.35%        -         16.44%
-------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio                       7.91%      7.91%       6.06%      12.42%      13.25%
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                     13.14%     13.14%        -           -         10.95%
-------------------------------------------------------------------------------------------------------------------
NWQ Large Cap Portfolio                                       9.56%      9.56%        -           -          4.45%
-------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS:
-------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                           -9.73%     -9.73%      -3.57%       2.16%       3.86%
-------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio               12.35%     12.35%       4.57%       4.71%       5.58%
-------------------------------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio                            5.92%      5.92%       2.66%       3.34%       4.50%
-------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                           4.12%      4.12%       3.36%       3.25%       3.21%
-------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio - 7 Day Yield             4.32%   This yield quotation more closely reflects
                                                                      the current earnings of this fund.
-------------------------------------------------------------------------------------------------------------------

                                TRAVELERS MARQUIS
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/00


                                                                       Standard Death Benefit
                                                       ----------------------------------------------------------------------------
                                                         Inception                                                        Since
                                                            Date         YTD       1 Year      3 Years     5 Years      Inception
-----------------------------------------------------------------------------------------------------------------------------------
NON-STYLE SPECIFIC PORTFOLIOS:
-----------------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                       10/10/95      -11.90%     -11.90%      12.54%      12.16%         10.67%
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio-Service            5/1/98      -15.75%     -15.75%        -           -            22.18%
Shares*
-----------------------------------------------------------------------------------------------------------------------------------
Jurika & Voyles Core Equity Portfolio                     7/20/98        9.41%       9.41%        -           -             8.29%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                    3/23/98       -7.16%      -7.16%        -           -             6.06%
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund                    2/9/96      -10.59%     -10.59%       2.42%        -            11.49%
-----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio                  11/1/99       13.78%      13.78%        -           -            31.20%
-----------------------------------------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                             10/10/97        6.02%       6.02%       0.50%        -             0.03%
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                  5/1/98        8.37%       8.37%        -           -             1.53%
-----------------------------------------------------------------------------------------------------------------------------------


                                                          Enhanced Death Benefit
                                                       --------------------------------------------------------------------
                                                                                                                   Since
                                                          YTD           1 Year        3 Years        5 Years    Inception
---------------------------------------------------------------------------------------------------------------------------
NON-STYLE SPECIFIC PORTFOLIOS:
---------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                       -12.04%        -12.04%         12.37%        11.99%        10.50%
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio-Service          -15.88%        -15.88%           -             -           21.99%
Shares*
---------------------------------------------------------------------------------------------------------------------------
Jurika & Voyles Core Equity Portfolio                      9.25%          9.25%           -             -            8.13%
---------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                    -7.30%         -7.30%           -             -            5.90%
---------------------------------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund                  -10.73%        -10.73%          2.27%          -           11.32%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio                  13.61%         13.61%           -             -           31.00%
---------------------------------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                               5.86%          5.86%          0.35%          -           -0.12%
---------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                  8.21%          8.21%           -             -            1.38%
---------------------------------------------------------------------------------------------------------------------------


The inception date is the date that the underlying fund commenced operations.

*These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

                           FEDERAL TAX CONSIDERATIONS

        The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

        Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity, attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

        Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are generally includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

        If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

        Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

        In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

        To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

        The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $35,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE Plan IRA Form

        Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

        Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

        Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

        Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

        Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

        The contract includes an optional death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

SECTION 403(b) PLANS

        Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.

        The contract includes an optional death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

        Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

        The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

        There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

        (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

        (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

        (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

        (d)     the distribution is a hardship distribution.

        A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.      OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

        To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

        The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2001, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,150 or less per year, will generally be exempt from periodic withholding.

        Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

        Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.


                             INDEPENDENT ACCOUNTANTS

        The financial statements of The Travelers Life and Annuity Company as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, included herein, and the financial statements of The Travelers Separate Account TM II for Variable Annuities as of December 31, 2000 and 1999 and for the year ended December 31, 2000, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

ANNUAL REPORT
DECEMBER 31, 2000



















              THE TRAVELERS SEPARATE ACCOUNT TM II
              FOR VARIABLE ANNUITIES















   [TRAVELERS INSURANCE LOGO]


   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Tower Square
   Hartford, CT  06183

                     THE TRAVELERS SEPARATE ACCOUNT TM II
                            FOR VARIABLE ANNUITIES

                     STATEMENT OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2000

ASSETS:
  Investments at market value:
    Delaware Group Premium Fund, 1,575,239 shares (cost $17,496,974) ........................... $   20,409,012
    Dreyfus Variable Investment Fund, 1,300,102 shares (cost $60,379,424) ......................     51,395,424
    Franklin Templeton Variable Insurance Products Trust, 4,918,685 shares (cost $67,466,636) ..     67,589,467
    Janus Aspen Series, 1,973,153 shares (cost $69,544,114) ....................................     55,375,936
    OCC Accumulation Trust, 535,766 shares (cost $18,850,605) ..................................     19,335,790
    Salomon Brothers Variable Series Fund Inc., 2,040,738 shares (cost $24,940,331) ............     27,733,635
    Strong Variable Insurance Funds, Inc., 890,099 shares (cost $8,473,043) ....................      8,714,074
    The Montgomery Funds III, 436,970 shares (cost $7,313,345) .................................      6,790,509
    The Travelers Series Trust, 17,333,033 shares (cost $244,296,568) ..........................    239,011,806
    Travelers Series Fund Inc., 58,690,510 shares (cost $326,020,320) ..........................    325,853,358
    Warburg Pincus Trust, 783,659 shares (cost $9,393,755) .....................................      7,311,537
                                                                                                ----------------

      Total Investments (cost $854,175,115) ....................................................                    $   829,520,548

  Receivables:
    Dividends ..................................................................................                            369,198
    Purchase payments and transfers from other Travelers accounts ..............................                         12,492,382
                                                                                                                   -----------------

      Total Assets .............................................................................                        842,382,128
                                                                                                                   -----------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other Travelers accounts ..............................                         10,230,918
    Insurance charges ..........................................................................                            365,419
    Administrative fees ........................................................................                             33,608
                                                                                                                   -----------------

      Total Liabilities ......................................................................                           10,629,945
                                                                                                                   -----------------

NET ASSETS:                                                                                                         $   831,752,183
                                                                                                                   =================


                      See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000


INVESTMENT INCOME:
  Dividends ......................................................................                          $       39,439,841

EXPENSES:
  Insurance charges ..............................................................    $       10,886,149
  Administrative fees ............................................................             1,002,623
                                                                                      -------------------

    Total expenses ...............................................................                                  11,888,772
                                                                                                            -------------------

      Net investment income ......................................................                                  27,551,069
                                                                                                            -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold ...............................................         1,457,610,433
    Cost of investments sold .....................................................         1,454,932,990
                                                                                      -------------------

      Net realized gain (loss) ...................................................                                   2,677,443

  Change in unrealized gain (loss) on investments:
    Unrealized gain at December 31, 1999 .........................................            48,841,116
    Unrealized loss at December 31, 2000 .........................................           (24,654,567)
                                                                                      -------------------

      Net change in unrealized gain (loss) for the year ..........................                                 (73,495,683)
                                                                                                            -------------------

        Net realized gain (loss) and change in unrealized gain (loss) ............                                 (70,818,240)
                                                                                                            -------------------

  Net decrease in net assets resulting from operations ...........................                          $      (43,267,171)
                                                                                                            ===================

                      See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                                                     2000                  1999
                                                                                     ----                  ----
OPERATIONS:
  Net investment income .................................................      $      27,551,069     $       2,906,410
  Net realized gain (loss) from investment transactions .................              2,677,443            10,092,923
  Net change in unrealized gain (loss) on investments ...................            (73,495,683)           40,982,807
                                                                              -------------------   -------------------

    Net increase (decrease) in net assets resulting from operations .....            (43,267,171)           53,982,140
                                                                              -------------------   -------------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 375,896,873 and 310,520,513 units, respectively)  ....            436,863,909           335,854,768
  Participant transfers from other Travelers accounts
    (applicable to 1,432,448,576 and 2,459,103,183 units, respectively) .          1,560,281,825         2,473,413,279
  Administrative charges
    (applicable to 50,106 and 23,566 units, respectively)  ..............                (61,814)              (25,486)
  Contract surrenders
    (applicable to 41,772,618 and 39,143,872 units, respectively)  ......            (48,625,511)          (40,852,324)
  Participant transfers to other Travelers accounts
    (applicable to 1,428,539,786 and 2,453,284,874 units, respectively) .         (1,560,180,684)       (2,473,247,412)
  Other payments to participants
    (applicable to 3,855,778 and 796,827 units, respectively)  ..........             (4,416,405)             (887,217)
                                                                              -------------------   -------------------

    Net increase in net assets resulting from unit transactions .........            383,861,320           294,255,608
                                                                              -------------------   -------------------

      Net increase in net assets ........................................            340,594,149           348,237,748

NET ASSETS:
  Beginning of year .....................................................            491,158,034           142,920,286
                                                                              -------------------   -------------------

  End of year ...........................................................      $     831,752,183     $     491,158,034
                                                                              ===================   ===================

                      See Notes to Financial Statements

                        NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by Travelers Life. Separate Account TM II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account TM II is comprised of the Travelers Marquis Portfolio product.

     Participant purchase payments applied to Separate Account TM II are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2000, the investments comprising Separate Account TM II were: REIT Series and Small Cap Value Series of Delaware Group Premium Fund (formerly Delaware Group Premium Fund, Inc.); Capital Appreciation Portfolio and Small Cap Portfolio of Dreyfus Variable Investment Fund; Franklin Small Cap Investments Fund - Class 2, Templeton Developing Markets Fund Class 2 (formerly Templeton Developing Markets Fund Class II) and Templeton International Securities Fund - Class 2 (formerly Templeton International Fund - Class 2) of Franklin Templeton Variable Insurance Products Trust (formerly Templeton Variable Products Series Fund); Aggressive Growth Portfolio - Services Shares, Growth and Income Portfolio - Services Shares and International Growth Portfolio - Service Shares of Janus Aspen Series; Equity Portfolio of OCC Accumulation Trust; Investors Fund (formerly Salomon Brothers Variable Investors fund) of Salomon Brothers Variable Series Funds Inc.; Strong Schafer Value Fund II of Strong Variable Insurance Funds, Inc.; Montgomery Variable Series: Growth Fund of Montgomery Funds III; Jurika & Voyles Core Equity Portfolio, Large Cap Portfolio, Lazard International Stock Portfolio, MFS Mid Cap Growth Portfolio, MFS Research Portfolio, NWQ Large Cap Portfolio, Strategic Stock Portfolio, Disciplined Mid Cap Stock Portfolio, Disciplined Small Cap Stock Portfolio and U.S. Government Securities Portfolio of The Travelers Series Trust; AIM Capital Appreciation Portfolio, Smith Barney Aggressive Growth Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, and Travelers Managed Income Portfolio of Travelers Series Fund Inc. and Emerging Markets Portfolio of Warburg Pincus Trust.

     All of the funds are Massachusetts business trusts, except for Travelers Series Fund Inc., Salomon Brothers Variable Series Funds Inc. and Delaware Group Premium Fund (formerly Delaware Group Premium Fund, Inc.) which are incorporated under Maryland law; Strong Variable Insurance Funds, Inc. which is a Wisconsin corporation and Montgomery Funds III and Janus Aspen Series which are Delaware business trust. Salomon Brothers Variable Series Fund Inc., The Travelers Series Trust and Travelers Series Fund Inc. are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

     On February 8, 2000, a reorganization was approved by the shareholders that combined the assets of Franklin Small Cap Investments Fund - Class 2 into Franklin Small Cap Fund - Class 2, effective May 1, 2000. At the effective date, Separate Account TM II held 1,510,218 shares of Franklin Small Cap Investments Fund - Class 2 having a market value of $22,764,567 which were exchanged for 918,667 shares of Franklin Small Cap Fund - Class 2 equal in value.

     The following is a summary of significant accounting policies consistently followed by Separate Account TM II in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

     FEDERAL INCOME TAXES. The operations of Separate Account TM II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account TM II. Separate Account TM II is not taxed as a "regulated investment company" under Subchapter M of the Code.

     OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $1,868,000,548 and $1,457,610,433, respectively, for the year ended December 31, 2000. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $854,175,115 at December 31, 2000. Gross unrealized appreciation for all investments at December 31, 2000 was $21,990,596. Gross unrealized depreciation for all investments at December 31, 2000 was $46,645,163.

3.   CONTRACT CHARGES

     Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. Each business day, Travelers Life deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.55% and 1.70% of the amounts held in each funding option for the Standard Death Benefit and the Enhanced Death Benefit, respectively.

     Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

     For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $40 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

4.   NET CONTRACT OWNERS' EQUITY


                                                                                          DECEMBER 31, 2000
                                                                         ---------------------------------------------------
                                                                          ACCUMULATION           UNIT                NET
                                                                              UNITS             VALUE              ASSETS
                                                                              -----             -----              ------
Delaware Group Premium Fund
  REIT Series
    Standard Death Benefit ....................................             4,076,268         $ 1.185           $  4,828,582
    Enhanced Death Benefit ....................................             6,376,352           1.180              7,525,867
  Small Cap Value Series
    Standard Death Benefit ....................................             3,452,987           1.093              3,772,678
    Enhanced Death Benefit ....................................             4,013,761           1.089              4,369,506

Dreyfus Variable Investment Fund
  Appreciation Portfolio
    Standard Death Benefit ....................................            11,541,680           1.156             13,335,659
    Enhanced Death Benefit ....................................            12,695,129           1.151             14,615,308
  Small Cap Portfolio
    Standard Death Benefit ....................................             8,838,472           1.339             11,830,288
    Enhanced Death Benefit ....................................             8,753,265           1.334             11,673,922

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2
    Standard Death Benefit ....................................             7,011,307           1.508             10,569,516
    Enhanced Death Benefit ....................................             9,307,454           1.502             13,980,062
  Templeton Developing Markets Securities Fund - Class 2
    Standard Death Benefit ....................................             2,997,201           1.025              3,073,017
    Enhanced Death Benefit ....................................             4,122,142           1.022              4,211,141
  Templeton International Securities Fund - Class 2
    Standard Death Benefit ....................................            11,852,349           1.086             12,865,608
    Enhanced Death Benefit ....................................            13,874,626           1.082             15,006,345

Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares
    Standard Death Benefit ....................................             9,922,978           0.673              6,672,548
    Enhanced Death Benefit ....................................            18,095,927           0.672             12,156,411
  Growth and Income Portfolio - Service Shares
    Standard Death Benefit ....................................             3,948,994           0.846              3,342,316
    Enhanced Death Benefit ....................................             8,198,518           0.846              6,932,181
  International Growth Portfolio - Service Shares
    Standard Death Benefit ....................................            12,468,964           0.786              9,802,793
    Enhanced Death Benefit ....................................            21,255,376           0.785             16,693,727

                                                                                          DECEMBER 31, 2000
                                                                         ---------------------------------------------------
                                                                          ACCUMULATION           UNIT                NET
                                                                              UNITS              VALUE              ASSETS
                                                                              -----              -----              ------
OCC Accumulation Trust
  Equity Portfolio
    Standard Death Benefit ....................................             6,212,549         $ 1.103           $  6,852,933
    Enhanced Death Benefit ....................................            11,349,213           1.099             12,473,550

Salomon Brothers Variable Series Fund Inc.
  Investors Fund
    Standard Death Benefit ....................................            10,810,997           1.289             13,936,179
    Enhanced Death Benefit ....................................            10,865,957           1.285             13,956,331

Strong Variable Insurance Funds, Inc.
  Strong Schafer Value Fund II
    Standard Death Benefit ....................................             3,760,800           1.048              3,941,921
    Enhanced Death Benefit ....................................             4,586,723           1.044              4,790,284

The Montgomery Funds III
  Montgomery Variable Series: Growth Fund
    Standard Death Benefit ....................................             2,634,561           1.098              2,893,637
    Enhanced Death Benefit ....................................             3,570,681           1.094              3,907,691

The Travelers Series Trust
  Jurika & Voyles Core Equity Portfolio
    Standard Death Benefit ....................................             2,080,714           1.329              2,765,282
    Enhanced Death Benefit ....................................             1,961,552           1.324              2,597,744
  Large Cap Portfolio
   Standard Death Benefit ....................................             24,049,820           1.201             28,891,412
   Enhanced Death Benefit ....................................             29,347,577           1.197             35,127,717
  Lazard International Stock Portfolio
   Standard Death Benefit ....................................             23,431,580           0.962             22,529,363
   Enhanced Death Benefit ....................................             24,405,807           0.958             23,379,616
 MFS Mid Cap Growth Portfolio
   Standard Death Benefit ....................................              7,778,010           0.978              7,604,580
   Enhanced Death Benefit ....................................             13,193,446           0.977             12,886,507
 MFS Research Portfolio
   Standard Death Benefit ....................................              7,319,138           1.170              8,562,614
   Enhanced Death Benefit ....................................             12,243,635           1.166             14,271,957

                                                                                          DECEMBER 31, 2000
                                                                         ---------------------------------------------------
                                                                          ACCUMULATION           UNIT                NET
                                                                              UNITS             VALUE              ASSETS
                                                                              -----             -----              ------
The Travelers Series Trust (continued)
  NWQ Large Cap Portfolio
    Standard Death Benefit ....................................             7,279,135         $ 1.116          $   8,120,042
    Enhanced Death Benefit ....................................             7,660,932           1.112              8,514,899
  Strategic Stock Portfolio
    Standard Death Benefit ....................................             2,753,254           1.116              3,072,019
    Enhanced Death Benefit ....................................             2,652,575           1.112              2,948,945
  Disciplined Mid Cap Stock Portfolio
    Standard Death Benefit ....................................             6,695,493           1.410              9,437,808
    Enhanced Death Benefit ....................................             7,708,198           1.405             10,825,962
  Disciplined Small Cap Stock Portfolio
    Standard Death Benefit ....................................             2,766,586           1.182              3,269,217
    Enhanced Death Benefit ....................................             3,522,439           1.178              4,147,378
  U.S. Government Securities Portfolio
    Standard Death Benefit ....................................            10,402,283           1.109             11,535,940
    Enhanced Death Benefit ....................................            15,574,711           1.105             17,209,619

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Standard Death Benefit ....................................            13,689,850           1.329             18,196,542
    Enhanced Death Benefit ....................................            18,036,975           1.325             23,887,953
  Smith Barney Aggressive Growth Portfolio
    Standard Death Benefit ....................................             6,521,820           1.019              6,647,958
    Enhanced Death Benefit ....................................            10,356,572           1.018             10,546,534
  Smith Barney High Income Portfolio
    Standard Death Benefit ....................................            17,409,472           0.866             15,071,024
    Enhanced Death Benefit ....................................            17,017,132           0.863             14,677,973
  Smith Barney Large Capitalization Growth Portfolio
    Standard Death Benefit ....................................            34,728,874           1.371             47,593,092
    Enhanced Death Benefit ....................................            43,087,411           1.366             58,833,490
  Smith Barney Money Market Portfolio
    Standard Death Benefit ....................................            30,154,400           1.088             32,812,106
    Enhanced Death Benefit ....................................            13,337,251           1.084             14,460,208
  Travelers Managed Income Portfolio
    Standard Death Benefit ....................................            43,936,884           1.049             46,102,584
    Enhanced Death Benefit ....................................            45,515,502           1.046             47,585,390

Warburg Pincus Trust
  Emerging Markets Portfolio
    Standard Death Benefit ....................................             2,838,716           1.012              2,871,225
    Enhanced Death Benefit ....................................             4,720,782           1.008              4,757,482
                                                                                                          -------------------

Net Contract Owners' Equity .............................................................................      $ 831,752,183
                                                                                                          ===================

5.   STATEMENT OF INVESTMENTS

INVESTMENTS                                                                              NO. OF                 MARKET
                                                                                         SHARES                 VALUE
                                                                                   --------------------   -------------------
  DELAWARE GROUP PREMIUM FUND (2.5%)
    REIT Series (Cost $10,476,872)                                                           1,115,228    $       12,289,816
    Small Cap Value Series (Cost $7,020,102)                                                   460,011             8,119,196
                                                                                   --------------------   -------------------
      Total (Cost $17,496,974)                                                               1,575,239            20,409,012
                                                                                   --------------------   -------------------

  DREYFUS VARIABLE INVESTMENT FUND (6.2%)
    Appreciation Portfolio (Cost $27,021,027)                                                  718,469            27,955,623
    Small Cap Portfolio (Cost $33,358,397)                                                     581,633            23,439,801
                                                                                   --------------------   -------------------
      Total (Cost $60,379,424)                                                               1,300,102            51,395,424
                                                                                   --------------------   -------------------

  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (8.1%)
    Franklin Small Cap Fund - Class 2 (Cost $25,526,524)                                     1,156,419            24,446,705
    Templeton Developing Markets Securities Fund - Class 2 (Cost $10,421,394)                2,014,776            10,517,132
    Templeton International Securities Fund - Class 2 (Cost $31,518,718)                     1,747,490            32,625,630
                                                                                   --------------------   -------------------
      Total (Cost $67,466,636)                                                               4,918,685            67,589,467
                                                                                   --------------------   -------------------

  JANUS ASPEN SERIES (6.7%)
    Aggressive Growth Portfolio - Service Shares (Cost $26,664,425)                            521,387            18,754,305
    Growth and Income Portfolio - Service Shares (Cost $11,368,052)                            591,459            10,261,817
    International Growth Portfolio - Service Shares (Cost $31,511,637)                         860,307            26,359,814
                                                                                   --------------------   -------------------
      Total (Cost $69,544,114)                                                               1,973,153            55,375,936
                                                                                   --------------------   -------------------

  OCC ACCUMULATION TRUST (2.3%)
    Equity Portfolio
      Total (Cost $18,850,605)                                                                 535,766            19,335,790
                                                                                   --------------------   -------------------

  SALOMON BROTHERS VARIABLE SERIES FUND INC. (3.3%)
    Investors Fund
      Total (Cost $24,940,331)                                                               2,040,738            27,733,635
                                                                                   --------------------   -------------------

  STRONG VARIABLE INSURANCE FUNDS, INC. (1.1%)
    Strong Schafer Value Fund II
      Total (Cost $8,473,043)                                                                  890,099             8,714,074
                                                                                   --------------------   -------------------

  THE MONTGOMERY FUNDS III (0.8%)
    Montgomery Variable Series: Growth Fund
      Total (Cost $7,313,345)                                                                  436,970             6,790,509
                                                                                   --------------------   -------------------

                                                                                         NO. OF                 MARKET
                                                                                         SHARES                 VALUE
                                                                                   --------------------   -------------------
THE TRAVELERS SERIES TRUST (28.8%)
  Jurika & Voyles Core Equity Portfolio (Cost $4,786,300)                                      441,299    $        5,348,549
  Large Cap Portfolio (Cost $72,901,700)                                                     3,800,379            63,884,374
  Lazard International Stock Portfolio (Cost $49,631,331)                                    3,631,390            47,752,776
  MFS Mid Cap Growth Portfolio (Cost $22,310,359)                                            1,210,499            20,287,955
  MFS Research Portfolio (Cost $22,398,086)                                                  1,876,973            22,805,220
  NWQ Large Cap Portfolio (Cost $15,064,476)                                                 1,530,644            16,668,714
  Strategic Stock Portfolio (Cost $5,829,055)                                                  606,632             6,023,852
  Disciplined Mid Cap Stock Portfolio (Cost $17,096,286)                                     1,173,057            20,246,965
  Disciplined Small Cap Stock Portfolio (Cost $6,901,011)                                      723,953             7,420,513
  U.S. Government Securities Portfolio (Cost $27,377,964)                                    2,338,207            28,572,888
                                                                                   --------------------   -------------------
    Total (Cost $244,296,568)                                                               17,333,033           239,011,806
                                                                                   --------------------   -------------------

TRAVELERS SERIES FUND INC. (39.3%)
  AIM Capital Appreciation Portfolio (Cost $41,508,764)                                      2,324,169            41,994,495
  Smith Barney Aggressive Growth Portfolio (Cost $18,082,983)                                1,225,471            17,144,344
  Smith Barney High Income Portfolio (Cost $34,702,918)                                      2,936,333            29,686,326
  Smith Barney Large Capitalization Growth Portfolio (Cost $103,558,043)                     7,140,837           106,112,840
  Smith Barney Money Market Portfolio (Cost $37,237,661)                                    37,237,661            37,237,661
  Travelers Managed Income Portfolio (Cost $90,929,951)                                      7,826,039            93,677,692
                                                                                   --------------------   -------------------
    Total (Cost $326,020,320)                                                               58,690,510           325,853,358
                                                                                   --------------------   -------------------

WARBURG PINCUS TRUST (0.9%)
  Emerging Markets Portfolio
    Total (Cost $9,393,755)                                                                    783,659             7,311,537
                                                                                   --------------------   -------------------

TOTAL INVESTMENTS (100%)
  (COST $854,175,115)                                                                                     $      829,520,548
                                                                                                          ===================

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                                     -11-

6. SCHEDULE OF SEPARATE ACCOUNT TM II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                                    REIT SERIES               SMALL CAP VALUE SERIES
                                                          ------------------------------- -------------------------------
                                                               2000            1999            2000            1999
                                                               ----            ----            ----            ----

INVESTMENT INCOME:
Dividends ..............................................   $     181,231   $      48,432   $     127,485   $      37,192
                                                          --------------- --------------- --------------- ---------------

EXPENSES:
Insurance charges ......................................         127,438          56,255          95,036          51,978
Administrative fees ....................................          11,711           5,222           8,778           4,820
                                                          --------------- --------------- --------------- ---------------
    Net investment income (loss) .......................          42,082         (13,045)         23,671         (19,606)
                                                          --------------- --------------- --------------- ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .......................         801,092         389,817       4,037,410         410,964
  Cost of investments sold .............................         745,479         394,702       4,065,711         407,308
                                                          --------------- --------------- --------------- ---------------

    Net realized gain (loss) ...........................          55,613          (4,885)        (28,301)          3,656
                                                          --------------- --------------- --------------- ---------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .............        (106,303)         45,226          (9,144)        162,061
  Unrealized gain (loss) end of year ...................       1,812,944        (106,303)      1,099,094          (9,144)
                                                          --------------- --------------- --------------- ---------------

    Net change in unrealized gain (loss) for the year ..       1,919,247        (151,529)      1,108,238        (171,205)
                                                          --------------- --------------- --------------- ---------------

Net increase (decrease) in net assets
    resulting from operations ..........................       2,016,942        (169,459)      1,103,608        (187,155)
                                                          --------------- --------------- --------------- ---------------




UNIT TRANSACTIONS:
Participant purchase payments ..........................       5,541,778       3,508,247       3,433,316       2,607,905
Participant transfers from other Travelers accounts ....       1,967,172         587,982       3,754,298         443,886
Administrative charges .................................            (676)           (281)           (561)           (314)
Contract surrenders ....................................        (437,922)       (321,100)       (247,387)       (208,309)
Participant transfers to other Travelers accounts.......      (1,740,763)       (432,649)     (4,113,392)       (391,224)
Other payments to participants .........................         (16,191)         (7,879)         (5,702)              -
                                                          --------------- --------------- --------------- ---------------

    Net increase (decrease) in net assets
      resulting from unit transactions .................       5,313,398       3,334,320       2,820,572       2,451,944
                                                          --------------- --------------- --------------- ---------------

      Net increase (decrease) in net assets ............       7,330,340       3,164,861       3,924,180       2,264,789




NET ASSETS:
  Beginning of year ....................................       5,024,109       1,859,248       4,218,004       1,953,215
                                                          --------------- --------------- --------------- ---------------

  End of year ..........................................   $  12,354,449   $   5,024,109   $   8,142,184   $   4,218,004
                                                          =============== =============== =============== ===============

                                                              APPRECIATION PORTFOLIO
                                                          -------------------------------
                                                               2000            1999
                                                               ----            ----
INVESTMENT INCOME:
Dividends ..............................................   $     493,884   $     182,054
                                                          --------------- ---------------

EXPENSES:
Insurance charges ......................................         394,287         220,841
Administrative fees ....................................          36,434          20,507
                                                          --------------- ---------------
    Net investment income (loss) .......................          63,163         (59,294)
                                                          --------------- ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .......................       2,196,521         992,163
  Cost of investments sold .............................       2,019,629         916,567
                                                          --------------- ---------------

    Net realized gain (loss) ...........................         176,892          75,596
                                                          --------------- ---------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .............       1,816,795         554,478
  Unrealized gain (loss) end of year ...................         934,596       1,816,795
                                                          --------------- ---------------

    Net change in unrealized gain (loss) for the year ..        (882,199)      1,262,317
                                                          --------------- ---------------

Net increase (decrease) in net assets
    resulting from operations ..........................        (642,144)      1,278,619
                                                          --------------- ---------------




UNIT TRANSACTIONS:
Participant purchase payments ..........................      11,179,689      13,088,194
Participant transfers from other Travelers accounts ....       2,129,832       1,690,025
Administrative charges .................................          (2,614)         (1,273)
Contract surrenders ....................................      (1,508,936)       (483,074)
Participant transfers to other Travelers accounts.......      (3,179,113)     (1,747,005)
Other payments to participants .........................         (76,664)        (80,704)
                                                          --------------- ---------------

    Net increase (decrease) in net assets
      resulting from unit transactions .................       8,542,194      12,466,163
                                                          --------------- ---------------

      Net increase (decrease) in net assets ............       7,900,050      13,744,782




NET ASSETS:
  Beginning of year ....................................      20,050,917       6,306,135
                                                          --------------- ---------------

  End of year ..........................................   $  27,950,967   $  20,050,917
                                                          =============== ===============

                                       FRANKLIN SMALL CAP        TEMPLETON DEVELOPINGS MARKETS  TEMPLETON INTERNATIONAL SECURITIES
      SMALL CAP PORTFOLIO                FUND - CLASS 2            SECURITIES FUND - CLASS 2                FUND - CLASS 2
------------------------------ ------------------------------ -------------------------------- ------------------------------------
    2000           1999             2000           1999            2000             1999             2000               1999
    ----           ----             ----           ----            ----             ----             ----               ----
$  10,381,986   $       3,630  $      455,500  $      68,086  $        51,937   $      18,971  $       4,027,001  $        654,474
--------------  -------------- --------------- -------------- ----------------  -------------- ------------------ -----------------


      294,416         130,306         376,756        101,748          137,535          49,944            466,527           313,751
       27,258          12,127          34,538          9,406           12,689           4,607             43,309            29,690
--------------  -------------- --------------- -------------- ----------------  -------------- ------------------ -----------------
   10,060,312        (138,803)         44,206        (43,068)         (98,287)        (35,580)         3,517,165           311,033
--------------  -------------- --------------- -------------- ----------------  -------------- ------------------ -----------------




   50,139,996     100,999,565       3,040,356        372,330      128,528,497       9,510,206        488,264,993     1,053,270,104
   47,015,643      99,735,936       2,614,657        298,053      130,032,484       8,990,221        489,341,170     1,045,575,174
--------------  -------------- --------------- -------------- ----------------  -------------- ------------------ -----------------

    3,124,353       1,263,629         425,699         74,277       (1,503,987)        519,985         (1,076,177)        7,694,930
--------------  -------------- --------------- -------------- ----------------  -------------- ------------------ -----------------


    1,799,801         652,132       4,969,329        307,717        1,027,295         136,889          1,368,038             5,688
   (9,918,596)      1,799,801      (1,079,819)     4,969,329           95,738       1,027,295          1,106,912         1,368,038
--------------  -------------- --------------- -------------- ----------------  -------------- ------------------ -----------------

  (11,718,397)      1,147,669      (6,049,148)     4,661,612         (931,557)        890,406           (261,126)        1,362,350
--------------  -------------- --------------- -------------- ----------------  -------------- ------------------ -----------------


    1,466,268       2,272,495      (5,579,243)     4,692,821       (2,533,831)      1,374,811          2,179,862         9,368,313
--------------  -------------- --------------- -------------- ----------------  -------------- ------------------ -----------------





   11,728,612       7,921,294      16,689,765      7,692,033        4,337,788       3,746,251         13,470,016        11,527,316
   54,347,085      89,737,603       5,935,047      1,335,148      140,023,192       9,940,884        487,795,943     1,113,916,468
       (1,525)           (558)         (1,903)          (496)            (601)           (239)            (2,373)             (795)
   (1,101,103)       (604,281)     (1,187,653)      (124,460)        (385,011)       (114,748)        (1,466,969)       (3,609,645)
  (54,912,541)   (100,227,710)     (5,985,285)    (1,210,984)    (140,330,087)     (9,810,241)      (500,751,547)   (1,109,331,979)
      (50,472)              -         (46,789)       (22,001)         (19,539)        (12,056)           (78,236)          (12,947)
--------------  -------------- --------------- -------------- ----------------  -------------- ------------------ -----------------


   10,010,056      (3,173,652)     15,403,182      7,669,240        3,625,742       3,749,851         (1,033,166)       12,488,418
--------------  -------------- --------------- -------------- ----------------  -------------- ------------------ -----------------

   11,476,324        (901,157)      9,823,939     12,362,061        1,091,911       5,124,662          1,146,696        21,856,731





   12,027,886      12,929,043      14,725,639      2,363,578        6,192,247       1,067,585         26,725,257         4,868,526
--------------  -------------- --------------- -------------- ----------------  -------------- ------------------ -----------------

$  23,504,210   $  12,027,886  $   24,549,578  $  14,725,639  $     7,284,158   $   6,192,247  $      27,871,953  $     26,725,257
==============  ============== =============== ============== ================  ============== ================== =================

6. SCHEDULE OF SEPARATE ACCOUNT TM II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                          AGGRESSIVE GROWTH           GROWTH INCOME         INTRENATIONAL GROWTH
                                                         PORTFOLIO - SERVICE       PORTFOLIO - SERVICE      PORTFOLIO - SERVICE
                                                                SHARES                    SHARES                   SHARES
                                                       ------------------------ ------------------------- ------------------------
                                                            2000         1999        2000          1999      2000          1999
                                                            ----         ----        ----          ----      ----          ----
INVESTMENT INCOME:
Dividends ...........................................   $     987,467   $    -   $      69,257   $     -  $    604,608   $      -
                                                       --------------- -------- --------------- --------- ------------- ----------

EXPENSES:
Insurance charges ...................................         149,493        -          63,443         -       183,929          -
Administrative fees .................................          13,595        -           5,757         -        16,767          -
                                                       --------------- -------- --------------- --------- ------------- ----------
      Net investment income (loss) ..................         824,379        -              57         -       403,912          -
                                                       --------------- -------- --------------- --------- ------------- ----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ....................         772,569        -         815,058         -     1,372,955          -
  Cost of investments sold ..........................         883,039        -         838,978         -     1,579,683          -
                                                       --------------- -------- --------------- --------- ------------- ----------

      Net realized gain (loss) ......................        (110,470)       -         (23,920)        -      (206,728)         -
                                                       --------------- -------- --------------- --------- ------------- ----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........               -        -               -         -             -          -
  Unrealized gain (loss) end of year ................      (7,910,120)       -      (1,106,235)        -    (5,151,823)         -
                                                       --------------- -------- --------------- --------- ------------- ----------

      Net change in unrealized gain (loss) for the
      year ..........................................      (7,910,120)       -      (1,106,235)        -    (5,151,823)         -
                                                       --------------- -------- --------------- --------- ------------- ----------

Net increase (decrease) in net assets
      resulting from operations .....................      (7,196,211)       -      (1,130,098)        -    (4,954,639)         -
                                                       --------------- -------- --------------- --------- ------------- ----------




UNIT TRANSACTIONS:
Participant purchase payments .......................      20,444,124        -       9,224,999         -    26,504,839          -
Participant transfers from other Travelers accounts .       7,610,950        -       3,562,050         -     8,028,359          -
Administrative charges ..............................            (729)       -            (217)        -          (556)         -
Contract surrenders .................................        (186,647)       -        (100,266)        -      (236,807)         -
Participant transfers to other Travelers accounts ...      (1,798,545)       -      (1,253,917)        -    (2,831,159)         -
Other payments to participants ......................         (43,983)       -         (28,054)        -       (13,517)         -
                                                       --------------- -------- --------------- --------- ------------- ----------

      Net increase (decrease) in net assets
        resulting from unit transactions ............      26,025,170        -      11,404,595         -    31,451,159          -
                                                       --------------- -------- --------------- --------- ------------- ----------

        Net increase (decrease) in net assets .......      18,828,959        -      10,274,497         -    26,496,520          -




NET ASSETS:
  Beginning of year .................................               -        -               -         -             -          -
                                                       --------------- -------- --------------- --------- ------------- ----------

  End of year .......................................   $  18,828,959   $    -   $  10,274,497   $     -  $ 26,496,520   $      -
                                                       =============== ======== =============== ========= ============= ==========

                                                                                                   MONTGOMERY VARIABLE SERIES:
       EQUITY PORTFOLIO                  INVESTORS FUND           STRONG SCHAFER VALUE FUND II             GROWTH FUND
------------------------------   ------------------------------  -------------------------------  ------------------------------
    2000            1999             2000            1999             2000            1999             2000           1999
    ----            ----             ----            ----             ----            ----             ----           ----
 $  1,816,217    $    398,343     $    975,743   $      75,851    $      38,111   $     432,796    $     508,883   $     67,848
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------


      280,280         190,408          322,194         145,658          139,590          93,771          127,433         60,099
       25,496          17,364           29,919          13,552           12,840           8,646           11,674          5,539
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------
    1,510,441         190,571          623,630         (83,359)        (114,319)        330,379          369,776          2,210
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------




    3,827,503       1,109,530        2,017,668         288,854        1,918,185         947,987        2,361,902        329,915
    4,241,388       1,105,880        1,794,847         270,281        1,925,236         945,027        2,148,519        298,899
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------

     (413,885)          3,650          222,821          18,573           (7,051)          2,960          213,383         31,016
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------


          838         362,457        1,144,115         375,798         (411,137)        322,227          774,053        118,147
      485,185             838        2,793,304       1,144,115          241,031        (411,137)        (522,836)       774,053
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------

      484,347        (361,619)       1,649,189         768,317          652,168        (733,364)      (1,296,889)       655,906
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------


    1,580,903        (167,398)       2,495,640         703,531          530,798        (400,025)        (713,730)       689,132
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------





    5,369,274      11,679,362       10,645,837      10,784,161        2,201,917       6,524,912        1,831,204      4,372,236
    1,758,680       1,174,933        4,196,601         736,840          708,261         523,422        1,586,775        958,594
       (1,396)           (997)          (1,768)           (685)          (1,009)           (613)            (892)          (385)
   (1,050,502)       (497,854)      (1,016,486)       (190,078)        (817,191)       (180,083)        (549,284)      (164,916)
   (4,041,230)     (1,919,499)      (3,321,919)       (661,460)      (1,761,941)     (1,339,179)      (2,292,442)      (355,360)
     (263,304)        (48,352)         (81,226)         (8,383)         (54,028)        (14,962)         (16,957)       (10,217)
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------


    1,771,522      10,387,593       10,421,039      10,660,395          276,009       5,513,497          558,404      4,799,952
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------

    3,352,425      10,220,195       12,916,679      11,363,926          806,807       5,113,472         (155,326)     5,489,084





   15,974,058       5,753,863       14,975,831       3,611,905        7,925,398       2,811,926        6,956,654      1,467,570
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------

 $ 19,326,483    $ 15,974,058     $ 27,892,510   $  14,975,831    $   8,732,205   $   7,925,398    $   6,801,328   $  6,956,654
==============  ==============   ============== ===============  =============== ===============  =============== ==============

6. SCHEDULE OF SEPARATE ACCOUNT TM II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                               JURIKA & VOYLES CORE
                                                                 EQUITY PORTFOLIO              LARGE CAP PORTFOLIO
                                                         ------------------------------- -------------------------------
                                                              2000            1999            2000            1999
                                                              ----            ----            ----            ----
INVESTMENT INCOME:
Dividends ............................................    $     166,748   $           -   $   4,123,867   $   2,004,440
                                                         --------------- --------------- --------------- ---------------

EXPENSES:
Insurance charges ....................................           68,975          35,810         908,981         338,043
Administrative fees ..................................            6,381           3,325          83,424          31,097
                                                         --------------- --------------- --------------- ---------------
    Net investment income (loss) .....................           91,392         (39,135)      3,131,462       1,635,300
                                                         --------------- --------------- --------------- ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .....................          670,978         403,275       3,280,528       1,258,381
  Cost of investments sold ...........................          615,583         401,130       3,191,653       1,152,275
                                                         --------------- --------------- --------------- ---------------

    Net realized gain (loss) .........................           55,395           2,145          88,875         106,106
                                                         --------------- --------------- --------------- ---------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ...........          317,539          61,504       5,169,916         539,572
  Unrealized gain (loss) end of year .................          562,249         317,539      (9,017,326)      5,169,916
                                                         --------------- --------------- --------------- ---------------

    Net change in unrealized gain (loss) for the
    year .............................................          244,710         256,035     (14,187,242)      4,630,344
                                                         --------------- --------------- --------------- ---------------

Net increase (decrease) in net assets
    resulting from operations ........................          391,497         219,045     (10,966,905)      6,371,750
                                                         --------------- --------------- --------------- ---------------




UNIT TRANSACTIONS:
Participant purchase payments ........................        2,036,551       2,441,546      39,450,300      28,797,936
Participant transfers from other Travelers accounts ..          304,377         174,768       6,143,255       3,350,709
Administrative charges ...............................             (251)           (119)         (5,765)         (1,832)
Contract surrenders ..................................         (174,171)        (85,065)     (3,305,314)     (1,028,049)
Participant transfers to other Travelers accounts ....         (508,142)       (368,115)     (7,659,467)     (2,817,582)
Other payments to participants .......................          (76,661)              -        (467,333)        (78,669)
                                                         --------------- --------------- --------------- ---------------

  Net increase (decrease) in net assets
    resulting from unit transactions .................        1,581,703       2,163,015      34,155,676      28,222,513
                                                         --------------- --------------- --------------- ---------------

    Net increase (decrease) in net assets ............        1,973,200       2,382,060      23,188,771      34,594,263




NET ASSETS:
  Beginning of year ..................................        3,389,826       1,007,766      40,830,358       6,236,095
                                                         --------------- --------------- --------------- ---------------

  End of year ........................................    $   5,363,026   $   3,389,826   $  64,019,129   $  40,830,358
                                                         =============== =============== =============== ===============

                                                               LAZARD INTERNATIONAL
                                                                 STOCK PORTFOLIO
                                                         -------------------------------
                                                              2000            1999
                                                              ----            ----
INVESTMENT INCOME:
Dividends ............................................    $   2,187,568   $      44,705
                                                         --------------- ---------------

EXPENSES:
Insurance charges ....................................          679,160         335,250
Administrative fees ..................................           62,645          31,005
                                                         --------------- ---------------
    Net investment income (loss) .....................        1,445,763        (321,550)
                                                         --------------- ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .....................       34,348,317         671,703
  Cost of investments sold ...........................       33,722,204         624,060
                                                         --------------- ---------------

    Net realized gain (loss) .........................          626,113          47,643
                                                         --------------- ---------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ...........        5,500,064         550,794
  Unrealized gain (loss) end of year .................       (1,878,555)      5,500,064
                                                         --------------- ---------------

    Net change in unrealized gain (loss) for the
    year .............................................       (7,378,619)      4,949,270
                                                         --------------- ---------------

Net increase (decrease) in net assets
    resulting from operations ........................       (5,306,743)      4,675,363
                                                         --------------- ---------------




UNIT TRANSACTIONS:
Participant purchase payments ........................       20,610,314      22,089,854
Participant transfers from other Travelers accounts ..       42,213,519       1,475,752
Administrative charges ...............................           (3,878)         (1,894)
Contract surrenders ..................................       (2,412,977)     (1,131,347)
Participant transfers to other Travelers accounts ....      (43,672,877)     (1,693,645)
Other payments to participants .......................         (225,595)        (73,816)
                                                         --------------- ---------------

  Net increase (decrease) in net assets
    resulting from unit transactions .................       16,508,506      20,664,904
                                                         --------------- ---------------

    Net increase (decrease) in net assets ............       11,201,763      25,340,267




NET ASSETS:
  Beginning of year ..................................       34,707,216       9,366,949
                                                         --------------- ---------------

  End of year ........................................    $  45,908,979   $  34,707,216
                                                         =============== ===============

 MFS MID CAP GROWTH PORTFOLIO        MFS RESEARCH PORTFOLIO          NWQ LARGE CAP PORTFOLIO        STRATEGIC STOCK PORTFOLIO
------------------------------   ------------------------------  -------------------------------  ------------------------------
    2000            1999             2000            1999             2000            1999             2000           1999
    ----            ----             ----            ----             ----            ----             ----           ----
 $    194,260    $          -     $    332,690   $           -    $     276,415   $           -    $     644,369   $         62
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------


      107,614               -          363,871         130,169          249,177         146,995          111,503        107,583
        9,816               -           33,214          11,936           22,955          13,622           10,278          9,884
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------
       76,830               -          (64,395)       (142,105)           4,283        (160,617)         522,588       (117,405)
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------




      201,448               -        2,449,102         451,155        4,368,528         414,127        4,604,760        804,005
      219,842               -        2,226,413         407,934        4,280,979         392,862        4,948,864        758,678
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------

      (18,394)              -          222,689          43,221           87,549          21,265         (344,104)        45,327
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------


            -               -        2,681,344         205,737          241,717         150,510          140,524         61,423
   (2,022,404)              -          407,134       2,681,344        1,604,238         241,717          194,797        140,524
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------

   (2,022,404)              -       (2,274,210)      2,475,607        1,362,521          91,207           54,273         79,101
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------


   (1,963,968)              -       (2,115,916)      2,376,723        1,454,353         (48,145)         232,757          7,023
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------





   19,405,437               -       11,237,048      11,448,704        4,072,233       9,459,458          963,678      6,217,761
    4,453,985               -        2,680,235       1,219,748        2,166,021       2,751,329          687,872      1,165,438
         (185)              -           (2,602)           (684)          (1,695)         (1,102)            (826)          (496)
     (258,469)              -       (1,828,250)       (437,540)      (1,501,420)       (261,642)        (439,899)      (284,141)
   (1,124,687)              -       (3,356,335)       (610,953)      (3,846,078)     (1,072,572)      (4,577,860)      (825,063)
      (21,026)              -         (188,991)              -         (190,302)        (29,567)         (71,164)        (6,065)
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------


   22,455,055               -        8,541,105      11,619,275          698,759      10,845,904       (3,438,199)     6,267,434
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------

   20,491,087               -        6,425,189      13,995,998        2,153,112      10,797,759       (3,205,442)     6,274,457





            -               -       16,409,382       2,413,384       14,481,829       3,684,070        9,226,406      2,951,949
--------------  --------------   -------------- ---------------  --------------- ---------------  --------------- --------------

 $ 20,491,087    $          -     $ 22,834,571   $  16,409,382    $  16,634,941   $  14,481,829    $   6,020,964   $  9,226,406
==============  ==============   ============== ===============  =============== ===============  =============== ==============

6. SCHEDULE OF SEPARATE ACCOUNT TM II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)


                                                              DISCIPLINED MID CAP            DISCIPLINED SMALL CAP
                                                                STOCK PORTFOLIO                 STOCK PORTFOLIO
                                                        ------------------------------- -------------------------------
                                                             2000            1999            2000            1999
                                                             ----            ----            ----            ----
INVESTMENT INCOME:
Dividends ...........................................    $     920,867   $     289,047   $     422,274   $           -
                                                        --------------- --------------- --------------- ---------------

EXPENSES:
Insurance charges ...................................          296,832         122,427         112,338          49,096
Administrative fees .................................           27,297          11,339          10,328           4,553
                                                        --------------- --------------- --------------- ---------------
    Net investment income (loss) ....................          596,738         155,281         299,608         (53,649)
                                                        --------------- --------------- --------------- ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ....................        2,500,675         501,443         925,452         431,534
  Cost of investments sold ..........................        2,124,303         455,654         822,055         405,712
                                                        --------------- --------------- --------------- ---------------

    Net realized gain (loss) ........................          376,372          45,789         103,397          25,822
                                                        --------------- --------------- --------------- ---------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........        1,849,485         535,335         925,237         105,987
  Unrealized gain (loss) end of year ................        3,150,679       1,849,485         519,502         925,237
                                                        --------------- --------------- --------------- ---------------

    Net change in unrealized gain (loss) for the
      year ..........................................        1,301,194       1,314,150        (405,735)        819,250
                                                        --------------- --------------- --------------- ---------------

Net increase (decrease) in net assets
    resulting from operations .......................        2,274,304       1,515,220          (2,730)        791,423
                                                        --------------- --------------- --------------- ---------------




UNIT TRANSACTIONS:
Participant purchase payments .......................        7,016,818       8,980,504       2,897,884       4,171,398
Participant transfers from other Travelers accounts .        2,312,040       1,228,002         434,888         408,499
Administrative charges ..............................           (1,673)           (573)           (787)           (308)
Contract surrenders .................................       (1,675,662)       (537,923)       (329,905)       (387,457)
Participant transfers to other Travelers accounts ...       (2,972,444)       (753,385)     (1,159,174)       (335,879)
Other payments to participants ......................         (174,651)        (57,162)        (43,401)         (7,635)
                                                        --------------- --------------- --------------- ---------------

  Net increase (decrease) in net assets
    resulting from unit transactions ................        4,504,428       8,859,463       1,799,505       3,848,618
                                                        --------------- --------------- --------------- ---------------

    Net increase (decrease) in net assets ...........        6,778,732      10,374,683       1,796,775       4,640,041




NET ASSETS:
  Beginning of year .................................       13,485,038       3,110,355       5,619,820         979,779
                                                        --------------- --------------- --------------- ---------------

  End of year .......................................    $  20,263,770   $  13,485,038   $   7,416,595   $   5,619,820
                                                        =============== =============== =============== ===============

                                                                U.S. GOVERNMENT
                                                              SECURITIES PORTFOLIO
                                                        -------------------------------
                                                             2000            1999
                                                             ----            ----
INVESTMENT INCOME:
Dividends ...........................................    $     969,646   $         772
                                                        --------------- ---------------

EXPENSES:
Insurance charges ...................................          299,681         149,343
Administrative fees .................................           27,638          13,846
                                                        --------------- ---------------
    Net investment income (loss) ....................          642,327        (162,417)
                                                        --------------- ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ....................        2,276,608       1,131,171
  Cost of investments sold ..........................        2,295,598       1,172,097
                                                        --------------- ---------------

    Net realized gain (loss) ........................          (18,990)        (40,926)
                                                        --------------- ---------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........         (521,193)       (265,758)
  Unrealized gain (loss) end of year ................        1,194,924        (521,193)
                                                        --------------- ---------------

    Net change in unrealized gain (loss) for the
      year ..........................................        1,716,117        (255,435)
                                                        --------------- ---------------

Net increase (decrease) in net assets
    resulting from operations .......................        2,339,454        (458,778)
                                                        --------------- ---------------




UNIT TRANSACTIONS:
Participant purchase payments .......................       11,710,916      11,757,254
Participant transfers from other Travelers accounts .        6,302,264       1,034,456
Administrative charges ..............................           (1,545)           (881)
Contract surrenders .................................       (1,363,282)       (267,535)
Participant transfers to other Travelers accounts ...       (3,637,202)     (2,118,954)
Other payments to participants ......................         (317,480)        (27,832)
                                                        --------------- ---------------

  Net increase (decrease) in net assets
    resulting from unit transactions ................       12,693,671      10,376,508
                                                        --------------- ---------------

    Net increase (decrease) in net assets ...........       15,033,125       9,917,730




NET ASSETS:
  Beginning of year .................................       13,712,434       3,794,704
                                                        --------------- ---------------

  End of year .......................................    $  28,745,559   $  13,712,434
                                                        =============== ===============

   AIM CAPITAL APPRECIATION         SMITH BARNEY AGGRESSIVE                SMITH BARNEY                SMITH BARNEY LARGE
          PORTFOLIO                     GROWTH PORTFOLIO              HIGH INCOME PORTFOLIO      CAPITALIZATION GROWTH PORTFOLIO
------------------------------   ----------------------------  -------------------------------  ----------------------------------
    2000            1999             2000          1999             2000            1999             2000               1999
    ----            ----             ----          ----             ----            ----             ----               ----
 $  1,032,907    $          -     $          -   $         -    $   2,437,748   $   1,107,191    $        110,572   $     141,104
--------------  --------------   -------------- -------------  --------------- ---------------  ------------------ ---------------


      680,580         219,462           91,840             -          432,995         251,224           1,464,273         555,057
       62,419          20,202            8,401             -           40,021          23,290             134,744          51,240
--------------  --------------   -------------- -------------  --------------- ---------------  ------------------ ---------------
      289,908        (239,664)        (100,241)            -        1,964,732         832,677          (1,488,445)       (465,193)
--------------  --------------   -------------- -------------  --------------- ---------------  ------------------ ---------------




    2,390,192         290,434          637,860             -        3,834,130       1,071,994           3,427,840         505,768
    1,873,381         258,791          666,529             -        4,198,810       1,107,262           2,928,018         433,514
--------------  --------------   -------------- -------------  --------------- ---------------  ------------------ ---------------

      516,811          31,643          (28,669)            -         (364,680)        (35,268)            499,822          72,254
--------------  --------------   -------------- -------------  --------------- ---------------  ------------------ ---------------


    7,958,470         734,413                -             -         (536,850)         91,874          12,135,651       1,948,047
      485,731       7,958,470         (938,639)            -       (5,016,592)       (536,850)          2,554,797      12,135,651
--------------  --------------   -------------- -------------  --------------- ---------------  ------------------ ---------------

   (7,472,739)      7,224,057         (938,639)            -       (4,479,742)       (628,724)         (9,580,854)     10,187,604
--------------  --------------   -------------- -------------  --------------- ---------------  ------------------ ---------------


   (6,666,020)      7,016,036       (1,067,549)            -       (2,879,690)        168,685         (10,569,477)      9,794,665
--------------  --------------   -------------- -------------  --------------- ---------------  ------------------ ---------------





   24,070,721      16,511,197       15,495,693             -       15,003,549      18,259,144          59,006,452      45,296,240
    6,799,313       1,370,700        4,364,378             -        3,174,648       1,223,567           8,922,447       3,968,601
       (4,043)         (1,181)            (216)            -           (2,885)         (1,590)             (8,582)         (3,155)
   (2,429,787)       (593,683)        (195,024)            -       (1,921,636)       (691,363)         (6,859,072)     (1,294,540)
   (7,753,511)     (1,266,098)      (1,402,790)            -       (6,063,459)     (2,426,924)         (8,462,526)     (4,132,291)
     (150,678)        (38,645)               -             -         (216,929)        (36,712)           (569,779)       (120,984)
--------------  --------------   -------------- -------------  --------------- ---------------  ------------------ ---------------


   20,532,015      15,982,290       18,262,041             -        9,973,288      16,326,122          52,028,940      43,713,871
--------------  --------------   -------------- -------------  --------------- ---------------  ------------------ ---------------

   13,865,995      22,998,326       17,194,492             -        7,093,598      16,494,807          41,459,463      53,508,536





   28,218,500       5,220,174                -             -       22,655,399       6,160,592          64,967,119      11,458,583
--------------  --------------   -------------- -------------  --------------- ---------------  ------------------ ---------------

 $ 42,084,495    $ 28,218,500     $ 17,194,492   $         -    $  29,748,997   $  22,655,399    $    106,426,582   $  64,967,119
==============  ==============   ============== =============  =============== ===============  ================== ===============

6. SCHEDULE OF SEPARATE ACCOUNT TM II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                                  SMITH BARNEY MONEY               TRAVELERS MANAGED
                                                                   MARKET PORTFOLIO                 INCOME PORTFOLIO
                                                           -------------------------------- -------------------------------
                                                                2000              1999             2000            1999
                                                                ----              ----             ----            ----
INVESTMENT INCOME:
Dividends .............................................     $  1,942,915   $     1,420,628   $   2,663,029   $   1,225,068
                                                           -------------- ----------------- --------------- ---------------

EXPENSES:
Insurance charges .....................................          525,397           486,737       1,217,492         643,855
Administrative fees ...................................           49,173            45,981         112,432          59,534
                                                           -------------- ----------------- --------------- ---------------

    Net investment income (loss) ......................        1,368,345           887,910       1,333,105         521,679
                                                           -------------- ----------------- --------------- ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................      697,692,821     1,157,736,078       2,999,437       1,688,460
  Cost of investments sold ............................      697,692,821     1,157,736,078       2,985,288       1,726,577
                                                           -------------- ----------------- --------------- ---------------

    Net realized gain (loss) ..........................                -                 -          14,149         (38,117)
                                                           -------------- ----------------- --------------- ---------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ............                -                 -        (678,210)         72,280
  Unrealized gain (loss) end of year ..................                -                 -       2,747,741        (678,210)
                                                           -------------- ----------------- --------------- ---------------

    Net change in unrealized gain (loss) for the
      year ............................................                -                 -       3,425,951        (750,490)
                                                           -------------- ----------------- --------------- ---------------

Net increase (decrease) in net assets
    resulting from operations .........................        1,368,345           887,910       4,773,205        (266,928)
                                                           -------------- ----------------- --------------- ---------------




UNIT TRANSACTIONS:
Participant purchase payments .........................       12,323,403        22,796,430      42,316,035      41,867,249
Participant transfers from other Travelers accounts ...      738,823,583     1,227,604,049       5,008,178       4,745,268
Administrative charges ................................           (1,724)           (1,288)         (7,577)         (3,526)
Contract surrenders ...................................       (8,452,226)      (25,578,236)     (4,908,471)     (1,437,140)
Participant transfers to other Travelers accounts .....     (723,324,769)   (1,221,335,545)    (10,405,808)     (5,405,991)
Other payments to participants ........................         (379,225)          (57,256)       (506,988)       (135,373)
                                                           -------------- ----------------- --------------- ---------------

  Net increase (decrease) in net assets
    resulting from unit transactions ..................       18,989,042         3,428,154      31,495,369      39,630,487
                                                           -------------- ----------------- --------------- ---------------

    Net increase (decrease) in net assets .............       20,357,387         4,316,064      36,268,574      39,363,559




NET ASSETS:
  Beginning of year ...................................       26,914,927        22,598,863      57,419,400      18,055,841
                                                           -------------- ----------------- --------------- ---------------

  End of year .........................................     $ 47,272,314   $    26,914,927   $  93,687,974   $  57,419,400
                                                           ============== ================= =============== ===============



                                                            EMERGING MARKETS PORTFOLIO
                                                           ---------------------------
                                                              2000          1999
                                                              ----          ----
INVESTMENT INCOME:
Dividends .............................................     $   294,656   $   169,696
                                                           ------------- -------------

EXPENSES:
Insurance charges .....................................         117,083        32,820
Administrative fees ...................................          10,692         3,016
                                                           ------------- -------------

    Net investment income (loss) ......................         166,881       133,860
                                                           ------------- -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................         907,052       653,869
  Cost of investments sold ............................         894,186       571,237
                                                           ------------- -------------

    Net realized gain (loss) ..........................          12,866        82,632
                                                           ------------- -------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ............       1,283,742        23,771
  Unrealized gain (loss) end of year ..................      (2,082,218)    1,283,742
                                                           ------------- -------------

    Net change in unrealized gain (loss) for the
      year ............................................      (3,365,960)    1,259,971
                                                           ------------- -------------

Net increase (decrease) in net assets
    resulting from operations .........................      (3,186,213)    1,476,463
                                                           ------------- -------------




UNIT TRANSACTIONS:
Participant purchase payments .........................       6,643,719     2,308,182
Participant transfers from other Travelers accounts ...       2,086,577       646,608
Administrative charges ................................            (760)         (221)
Contract surrenders ...................................        (277,782)     (338,115)
Participant transfers to other Travelers accounts .....      (1,939,674)     (657,125)
Other payments to participants ........................         (21,540)            -
                                                           ------------- -------------

  Net increase (decrease) in net assets
    resulting from unit transactions ..................       6,490,540     1,959,329
                                                           ------------- -------------

    Net increase (decrease) in net assets .............       3,304,327     3,435,792




NET ASSETS:
  Beginning of year ...................................       4,324,380       888,588
                                                           ------------- -------------

  End of year .........................................     $ 7,628,707   $ 4,324,380
                                                           ============= =============

                      COMBINED
        ------------------------------------
              2000               1999
              ----               ----
         $    39,439,841    $     8,390,390
        -----------------  -----------------


              10,886,149          5,018,630
               1,002,623            465,350
        -----------------  -----------------
              27,551,069          2,906,410
        -----------------  -----------------




           1,457,610,433      2,336,634,832
           1,454,932,990      2,326,541,909
        -----------------  -----------------

               2,677,443         10,092,923
        -----------------  -----------------


              48,841,116          7,858,309
             (24,654,567)        48,841,116
        -----------------  -----------------

             (73,495,683)        40,982,807
        -----------------  -----------------


             (43,267,171)        53,982,140
        -----------------  -----------------





             436,863,909        335,854,768
           1,560,281,825      2,473,413,279
                 (61,814)           (25,486)
             (48,625,511)       (40,852,324)
          (1,560,180,684)    (2,473,247,412)
              (4,416,405)          (887,217)
        -----------------  -----------------


             383,861,320        294,255,608
        -----------------  -----------------

             340,594,149        348,237,748





             491,158,034        142,920,286
        -----------------  -----------------

         $   831,752,183    $   491,158,034
        =================  =================

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM II
     FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                      REIT SERIES             SMALL CAP VALUE SERIES      APPRECIATION PORTFOLIO
                                               --------------------------  --------------------------  ---------------------------
                                                    2000          1999          2000         1999           2000          1999
                                                    ----          ----          ----         ----           ----          ----
Accumulation units beginning of year ........     5,482,616    1,941,019      4,490,136    1,943,547     16,965,696     5,842,833
Accumulation units purchased and
  transferred from other Travelers accounts .     7,069,843    4,361,715      7,628,126    3,180,856     11,330,617    13,160,919
Accumulation units redeemed and
  transferred to other Travelers accounts ...    (2,099,839)    (820,118)    (4,651,514)    (634,267)    (4,059,504)   (2,038,056)
                                               -------------  -----------  ------------- ------------  -------------  ------------
Accumulation units end of year ..............    10,452,620    5,482,616      7,466,748    4,490,136     24,236,809    16,965,696
                                               =============  ===========  ============= ============  =============  ============

                                                                                                           TEMPLETON DEVELOPING
                                                                               FRANKLIN SMALL CAP           MARKETS SECURITIES
                                                  SMALL CAP PORTFOLIO            FUND - CLASS 2               FUND - CLASS 2
                                               --------------------------  --------------------------  ---------------------------
                                                    2000          1999          2000         1999          2000          1999
                                                    ----          ----          ----         ----          ----           ----
Accumulation units beginning of year ........    10,021,856    13,029,744     8,024,705    2,206,206      4,039,841     1,048,633
Accumulation units purchased and
  transferred from other Travelers accounts .    50,547,483   100,851,419    12,305,787    6,802,859    120,057,620    10,457,353
Accumulation units redeemed and
  transferred to other Travelers accounts ...   (42,977,602) (103,859,307)   (4,011,731)    (984,360)  (116,978,118)   (7,466,145)
                                               -------------  -----------  ------------- ------------  -------------  ------------
Accumulation units end of year ..............    17,591,737   10,021,856     16,318,761    8,024,705      7,119,343     4,039,841
                                               =============  ===========  ============= ============  =============  ============

                                                                                 AGGRESSIVE GROWTH          GROWTH AND INCOME
                                                  TEMPLETON INTERNATIONAL       PORTFOLIO - SERVICE            PORTFOLIO -
                                                 SECURITIES FUND - CLASS 2             SHARES                 SERVICE SHARES
                                               ------------------------------ ------------------------  -------------------------
                                                    2000              1999         2000         1999          2000        1999
                                                    ----              ----         ----         ----          ----        ----
Accumulation units beginning of year ........    23,646,256        5,216,603              -         -              -          -
Accumulation units purchased and
  transferred from other Travelers accounts .   466,017,208    1,143,471,856     30,292,840         -     13,641,865          -
Accumulation units redeemed and
  transferred to other Travelers accounts ...  (463,936,489)  (1,125,042,203)    (2,273,935)        -     (1,494,353)         -
                                               -------------  --------------- -------------  ---------  -------------  ---------
Accumulation units end of year ..............    25,726,975       23,646,256     28,018,905         -     12,147,512          -
                                               =============  =============== =============  =========  =============  =========



                                                  INTERNATIONAL GROWTH
                                               PORTFOLIO - SERVICE SHARES       EQUITY PORTFOLIO              INVESTORS FUND
                                               --------------------------  --------------------------  ---------------------------
                                                    2000          1999           2000         1999          2000           1999
                                                    ----          ----           ----         ----          ----           ----
Accumulation units beginning of year ........             -            -     15,670,310    5,684,856     13,174,463     3,485,540
Accumulation units purchased and
  transferred from other Travelers accounts .    37,364,608            -      7,358,505   12,387,604     12,160,789    10,466,235
Accumulation units redeemed and
  transferred to other Travelers accounts ...    (3,640,268)           -     (5,467,053)  (2,402,150)    (3,658,298)     (777,312)
                                               -------------  -----------  ------------- ------------  -------------  ------------
Accumulation units end of year ..............    33,724,340            -     17,561,762   15,670,310     21,676,954    13,174,463
                                               =============  ===========  ============= ============  =============  ============

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM II
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                                                 MONTGOMERY VARIABLE       JURIKA & VOYLES CORE
                                                STRONG SCHAFER VALUE FUND II    SERIES: GROWTH FUND          EQUITY PORTFOLIO
                                               ------------------------------ ------------------------- -------------------------
                                                    2000            1999           2000         1999         2000          1999
                                                    ----            ----           ----         ----         ----          ----
Accumulation units beginning of year ........     8,024,261        2,716,737     5,669,400   1,419,069     2,793,356     899,910
Accumulation units purchased and
  transferred from other Travelers accounts .     2,919,604        6,816,057     2,890,356   4,708,970     1,861,724   2,304,461
Accumulation units redeemed and
  transferred to other Travelers accounts ...    (2,596,342)      (1,508,533)   (2,354,514)   (458,639)     (612,814)   (411,015)
                                               -------------  --------------- -------------  ---------- -------------  ----------
Accumulation units end of year ..............     8,347,523        8,024,261     6,205,242   5,669,400     4,042,266   2,793,356
                                               =============  =============== =============  ========== =============  ==========



                                                                                LAZARD INTERNATIONAL          MFS MID CAP
                                                     LARGE CAP PORTFOLIO          STOCK PORTFOLIO           GROWTH PORTFOLIO
                                               ------------------------------ ------------------------- ------------------------
                                                    2000            1999           2000       1999           2000        1999
                                                    ----            ----            ----      ----           ----        ----
Accumulation units beginning of year ........    28,611,715        5,551,293    31,463,055  10,152,630             -          -
Accumulation units purchased and
  transferred from other Travelers accounts .    33,199,888       26,210,436    62,526,791  24,255,048    22,335,314          -
Accumulation units redeemed and
  transferred to other Travelers accounts ...    (8,414,206)      (3,150,014)  (46,152,459) (2,944,623)   (1,363,858)         -
                                               -------------  --------------- ------------- ----------- -------------  ---------
Accumulation units end of year ..............    53,397,397       28,611,715    47,837,387  31,463,055    20,971,456          -
                                               =============  =============== ============= =========== =============  =========


                                                                                                               STRATEGIC
                                                   MFS RESEARCH PORTFOLIO      NWQ LARGE CAP PORTFOLIO      STOCK PORTFOLIO
                                               ------------------------------ ------------------------- ------------------------
                                                    2000            1999          2000         1999          2000        1999
                                                    ----            ----          ----         ----          ----        ----
Accumulation units beginning of year ........    13,036,005       2,329,266     14,258,496   3,740,351     8,970,414   2,959,480
Accumulation units purchased and
  transferred from other Travelers accounts .    10,798,344      11,642,589      6,082,261  11,829,769     1,694,864   7,057,257
Accumulation units redeemed and
  transferred to other Travelers accounts ...    (4,271,576)       (935,850)    (5,400,690) (1,311,624)   (5,259,449) (1,046,323)
                                               -------------  --------------- ------------- ----------- ------------- ----------
Accumulation units end of year ..............    19,562,773      13,036,005     14,940,067  14,258,496     5,405,829   8,970,414
                                               =============  =============== ============= =========== ============= ==========




                                                    DISCIPLINED MID CAP        DISCIPLINED SMALL CAP        U.S. GOVERNMENT
                                                      STOCK PORTFOLIO             STOCK PORTFOLIO         SECURITIES PORTFOLIO
                                               ------------------------------ ------------------------  -------------------------
                                                    2000            1999          2000         1999          2000        1999
                                                    ----            ----          ----         ----          ----        ----
Accumulation units beginning of year ........    10,980,468       2,822,973      4,778,833     985,538    13,926,373   3,628,750
Accumulation units purchased and
  transferred from other Travelers accounts .     6,961,684       9,378,386      2,784,825   4,507,735    17,177,326  12,708,955
Accumulation units redeemed and
  transferred to other Travelers accounts ...    (3,538,461)     (1,220,891)    (1,274,633)   (714,440)   (5,126,705) (2,411,332)
                                               -------------  --------------- -------------  ---------- ------------- -----------
Accumulation units end of year ..............    14,403,691      10,980,468      6,289,025   4,778,833    25,976,994  13,926,373
                                               =============  =============== =============  ========== ============= ===========

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM II
     FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                        AIM CAPITAL           SMITH BARNEY AGGRESSIVE          SMITH BARNEY
                                                   APPRECIATION PORTFOLIO         GROWTH PORTFOLIO        HIGH INCOME PORTFOLIO
                                               ------------------------------ ------------------------  -------------------------
                                                    2000            1999            2000        1999         2000        1999
                                                    ----            ----            ----        ----         ----        ----
Accumulation units beginning of year ........    18,723,704        4,864,032             -          -     23,683,514   6,490,529
Accumulation units purchased and
  transferred from other Travelers accounts .    19,478,343       15,463,786    18,421,857          -     19,636,497  20,530,341
Accumulation units redeemed and
  transferred to other Travelers accounts ...    (6,475,222)      (1,604,114)   (1,543,465)         -     (8,893,407) (3,337,356)
                                               -------------  --------------- -------------  ---------  ------------- -----------
Accumulation units end of year ..............    31,726,825       18,723,704    16,878,392          -     34,426,604  23,683,514
                                               =============  =============== =============  =========  ============= ===========



                                                   SMITH BARNEY LARGE
                                                     CAPITALIZATION              SMITH BARNEY MONEY           TRAVELERS MANAGED
                                                    GROWTH PORTFOLIO              MARKET PORTFOLIO             INCOME PORTFOLIO
                                               --------------------------  ------------------------------ -------------------------
                                                    2000        1999           2000              1999         2000         1999
                                                    ----        ----           ----              ----         ----         ----
Accumulation units beginning of year ........    43,414,457    9,841,799     25,811,855       22,306,787   58,104,159   18,109,173
Accumulation units purchased and
  transferred from other Travelers accounts .    44,991,033   37,778,633    705,380,468    1,219,428,249   47,024,509   47,059,978
Accumulation units redeemed and
  transferred to other Travelers accounts ...   (10,589,205)  (4,205,975)  (687,700,672)  (1,215,923,181) (15,676,282)  (7,064,992)
                                               ------------- ------------  -------------  --------------- ------------  -----------
Accumulation units end of year ..............    77,816,285   43,414,457     43,491,651       25,811,855   89,452,386   58,104,159
                                               ============= ============  =============  =============== ============  ===========


                                                EMERGING MARKETS PORTFOLIO                  COMBINED
                                               --------------------------- ------------------------------------
                                                    2000         1999             2000              1999
                                                    ----         ----             ----              ----
Accumulation units beginning of year ........     2,880,652     1,054,741       416,646,596        140,272,039
Accumulation units purchased and
  transferred from other Travelers accounts .     6,404,470     2,802,230     1,808,345,449      2,769,623,696
Accumulation units redeemed and
  transferred to other Travelers accounts ...    (1,725,624)     (976,319)   (1,474,218,288)    (2,493,249,139)
                                               -------------  ------------ -----------------    ---------------
Accumulation units end of year ..............     7,559,498     2,880,652       750,773,757        416,646,596
                                               =============  ============ =================    ===============

                         INDEPENDENT AUDITORS' REPORT



The Board of Directors of The Travelers Life and Annuity Company and
Owners of Variable Annuity Contracts of The Travelers Separate Account TM II for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account TM II for Variable Annuities (comprised of the sub-accounts listed in note 1) (collectively, "the Account") as of December 31, 2000, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 2000, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                              KPMG LLP


Hartford, Connecticut
February 15, 2001

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





























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





























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









































                             Independent Auditors
                                   KPMG LLP
                            Hartford, Connecticut












This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account TM II for Variable Annuities or shares of Separate Account TM II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account TM II for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.














SepTM II (Annual)  (12-00) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
The Travelers Life and Annuity Company:


We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2000 and 1999, and the related statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




/s/ KPMG LLP
Hartford, Connecticut
January 16, 2001

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ in thousands)


FOR THE YEAR ENDED DECEMBER 31,                2000         1999          1998
                                             ---------    ---------    ---------

REVENUES
Premiums                                     $  33,941    $  25,270    $  23,677
Net investment income                          214,174      177,179      171,003
Realized investment gains (losses)              (7,396)      (4,973)      18,493
Fee income                                     127,378       63,722       27,392
Other revenues                                   9,625        4,072        1,494
                                             ---------    ---------    ---------
     Total Revenues                            377,722      265,270      242,059
                                             ---------    ---------    ---------

BENEFITS AND EXPENSES
Current and future insurance benefits           78,403       78,072       81,371
Interest credited to contractholders            77,579       56,216       51,535
Amortization of deferred acquisition costs      68,254       38,902       15,956
Operating expenses                              14,095       11,326        5,012
                                             ---------    ---------    ---------
     Total Benefits and Expenses               238,331      184,516      153,874
                                             ---------    ---------    ---------

Income before federal income taxes             139,391       80,754       88,185
                                             ---------    ---------    ---------

Federal income taxes
     Current                                    11,738       21,738       18,917
     Deferred                                   36,748        6,410       11,783
                                             ---------    ---------    ---------
     Total Federal Income Taxes                 48,486       28,148       30,700
                                             ---------    ---------    ---------

Net income                                   $  90,905    $  52,606    $  57,485
                                             =========    =========    =========









                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ in thousands)

DECEMBER 31,                                                                  2000          1999
                                                                           -----------   -----------

ASSETS
Fixed maturities, available for sale at fair value (including $49,465 at
      December 31, 2000 subject to securities lending agreements)          $ 2,297,141   $ 1,713,948
Equity securities, at fair value                                                22,551        33,169
Mortgage loans                                                                 132,768       155,719
Short-term securities                                                          247,377        81,119
Other invested assets                                                          222,325       190,622
                                                                           -----------   -----------
      Total Investments                                                      2,922,162     2,174,577
                                                                           -----------   -----------

Separate accounts                                                            6,802,985     4,795,165
Deferred acquisition costs                                                     579,567       350,088
Deferred federal income taxes                                                   11,296        74,478
Premium balances receivable                                                     26,184        22,420
Other assets                                                                   153,423        84,605
                                                                           -----------   -----------
     Total Assets                                                          $10,495,617   $ 7,501,333
                                                                           -----------   -----------

LIABILITIES
Future policy benefits and claims                                          $   989,576   $ 1,007,776
Contractholder funds                                                         1,631,611     1,117,819
Separate accounts                                                            6,802,985     4,795,165
Other liabilities                                                              211,441       114,408
                                                                           -----------   -----------
     Total Liabilities                                                       9,635,613     7,035,168
                                                                           -----------   -----------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                 3,000         3,000
Additional paid-in capital                                                     417,316       167,316
Retained earnings                                                              426,066       335,161
Accumulated other changes in equity from non-owner sources                      13,622       (39,312)
                                                                           -----------   -----------
     Total Shareholder's Equity                                                860,004       466,165
                                                                           -----------   -----------

     Total Liabilities and Shareholder's Equity                            $10,495,617   $ 7,501,333
                                                                           ===========   ===========








                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
           STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                ($ in thousands)


STATEMENTS OF CHANGES IN RETAINED EARNINGS     2000         1999         1998
                                             ---------    ---------    ---------

Balance, beginning of year                   $ 335,161    $ 282,555    $ 225,070
Net income                                      90,905       52,606       57,485
                                             ---------    ---------    ---------
Balance, end of year                         $ 426,066    $ 335,161    $ 282,555
                                             =========    =========    =========

STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES

Balance, beginning of year                   $ (39,312)   $  87,889    $  70,277
Unrealized gains (losses), net of tax           52,934     (127,201)      17,612
                                             ---------    ---------    ---------
Balance, end of year                         $  13,622    $ (39,312)   $  87,889
                                             =========    =========    =========

SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES

Net Income                                   $  90,905    $  52,606    $  57,485
Other changes in equity from
     non-owner sources                          52,934     (127,201)      17,612
                                             ---------    ---------    ---------
Total changes in equity from
     non-owner sources                       $ 143,839    $ (74,595)   $  75,097
                                             =========    =========    =========







                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ in thousands)


FOR THE YEARS ENDED DECEMBER 31,                                2000           1999           1998
                                                            -----------    -----------    -----------

CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                     $    33,609    $    24,804    $    22,300
     Net investment income received                             186,362        150,107        146,158
     Benefits and claims paid                                   (96,890)       (94,503)       (90,872)
     Interest credited to contractholders                       (77,579)       (50,219)       (51,535)
     Operating expenses paid                                   (325,180)      (235,166)      (122,327)
     Income taxes paid                                          (38,548)       (29,369)       (25,214)
     Other, including fee income                                176,822         46,028         46,099
                                                            -----------    -----------    -----------
         Net Cash Used in Operating Activities                 (141,404)      (188,318)       (75,391)
                                                            -----------    -----------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                       220,841        213,402        113,456
         Mortgage loans                                          28,477         28,002         25,462
     Proceeds from sales of investments
         Fixed maturities                                       843,856        774,096      1,095,976
         Equity securities                                       30,772          5,146          6,020
         Mortgage loans                                          15,260           --             --
         Real estate held for sale                                2,115           --             --
     Purchases of investments
         Fixed maturities                                    (1,564,237)    (1,025,110)    (1,320,704)
         Equity securities                                      (20,361)       (12,524)       (13,653)
         Mortgage loans                                         (17,016)        (8,520)       (39,158)
     Policy loans, net                                           (2,675)        (5,316)        (2,010)
     Short-term securities (purchases) sales, net              (166,259)        45,057         43,054
     Other investments (purchases) sales, net                       327        (44,621)         1,110
     Securities transactions in course of settlement, net        21,372         (7,033)        36,459
                                                            -----------    -----------    -----------
         Net Cash Used in Investing Activities                 (607,528)       (37,421)       (53,988)
                                                            -----------    -----------    -----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                               629,138        308,953        211,476
     Contractholder fund withdrawals                           (115,289)       (83,817)       (83,036)
     Contribution from parent company                           250,000           --             --
                                                            -----------    -----------    -----------
         Net Cash Provided by Financing Activities              763,849        225,136        128,440
                                                            -----------    -----------    -----------
Net increase (decrease) in cash                                  14,917           (603)          (939)
Cash at beginning of period                                          21            624            315
                                                            -----------    -----------    -----------
Cash at December 31,                                        $    14,938    $        21    $       624
                                                            ===========    ===========    ===========





                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America
     (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 2000 presentation.

     ACCOUNTING CHANGES

     ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

     In September 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of FASB Statement No. 125" (FAS 140). Provisions of FAS 140 primarily relating to transfers of financial assets and securitizations that differ from provisions of FAS 125 are effective for transfers taking place after March 31, 2001. Special purpose entities
     (SPEs) used in securitizations that are currently qualifying SPEs under FAS 125 will continue to be treated as qualifying SPEs so long as they issue no new beneficial interests and accept no new asset transfers after March 31, 2001, other than transfers committed to prior to that date. Under FAS 140 qualifying SPEs are not consolidated by the transferor. It is not expected that there will be a significant effect on the Company's results of operations, financial condition or liquidity relating to a change in consolidation status for existing qualifying SPEs under FAS 140. FAS 140 also amends the accounting for collateral and requires new disclosures for collateral, securitizations, and retained interests in securitizations. These provisions are effective for financial statements for fiscal years ending after December 15, 2000. The accounting for collateral, as amended, requires (a) certain assets pledged as collateral to be separately reported in the consolidated balance sheet from assets not so encumbered and (b) disclosure of assets pledged as collateral that have not been reclassified and separately reported. The change in accounting for collateral did not have a significant effect on results of the Company's operations, financial condition or liquidity. See Note 2.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING FOR THE COSTS OF COMPUTER SOFTWARE DEVELOPED OR OBTAINED FOR INTERNAL USE

     During the third quarter of 1998, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' (AcSEC) Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 had no impact on the Company's financial condition, statement of operations or liquidity.

     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market. Impaired loans were insignificant at December 31, 2000 and 1999.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates market.

     Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. All changes in equity of these investments are recorded in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, options, forward contracts and interest rate swaps, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. Hedge accounting is generally used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment. Derivatives that do not qualify for hedge accounting are marked to market with the changes in market value reflected in realized investment gains (losses).

     Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

     Payments to be received or made under interest rate swaps are accrued and recognized in net investment income. Swaps hedging investments are carried at fair value with unrealized gains and losses, net of taxes, charged or credited directly to shareholder's equity.

     Gains and losses arising from equity index options are marked to market with changes in market value reflected in realized investment gains (losses).

     Forward contracts, equity swaps and interest rate options were not significant at December 31, 2000 and 1999. Information concerning derivative financial instruments is included in Note 8.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     SEPARATE ACCOUNTS

     The Company has separate account assets and liabilities representing funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts have specific investment objectives. The assets and liabilities of these accounts are carried at fair value, and amounts assessed to the contractholders for management services are included in fee income. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     DEFERRED ACQUISITION COSTS

     Costs of acquiring individual life insurance and annuity business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. A 15 to 20-year amortization period is used for life insurance, and a seven to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     FUTURE POLICY BENEFITS

     Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuity policies have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 3.0% to 7.8%, including a provision for adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, certain individual annuity contracts, and structured settlement contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 10.0%.

     OTHER LIABILITIES

     Included in Other Liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2000 and 1999, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of presently permitted accounting practices on the statutory surplus of the Company is not material.

     The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC issued a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. The State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by the Connecticut insurance commissioner. Other states have addressed compliance with the revised Manual in a similar manner. The Company has estimated that the impact of this change on its statutory capital and surplus will not be significant.

     PREMIUMS

     Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods.

     FEE INCOME

     Fee income includes mortality, administrative and equity protection charges, and management fees earned on the Universal Life and Deferred Annuity separate account businesses.

     OTHER REVENUES

     Other revenues include surrender, penalties and other charges.

     FEDERAL INCOME TAXES

     The provision for federal income taxes comprises two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). In June 1999, the FASB issued Statement of Financial Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" (FAS
     137), which allows entities that have not yet adopted FAS 133 to defer its effective date to all fiscal quarters of all fiscal years beginning after June 15, 2000. In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities, an amendment of FASB Statement No. 133," which amends the accounting and reporting standards of FAS 133. FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. The Company adopted the deferral provisions of FAS 137, effective January 1, 2000. The Company will adopt FAS 133, as amended, as of January 1, 2001.

     The Company has determined that the cumulative effect of FAS 133, as amended, will not be significant. The Company does, however, anticipate a significant and continuing increase in the complexity of the accounting and the recordkeeping requirements for hedging activities and for insurance-related contracts and may make changes to its risk management strategies. The Company does not expect that FAS 133, as amended, will have a significant impact on its results of operations, financial condition or liquidity in future periods.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


2.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                            GROSS          GROSS
       DECEMBER 31, 2000                                   AMORTIZED      UNREALIZED      UNREALIZED       FAIR
       ($ in thousands)                                       COST          GAINS          LOSSES         VALUE
       -----------------                                   ---------      ----------      ----------      -----

       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                        $  219,851     $    7,369     $    1,767     $  225,453
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                   112,021         12,200            286        123,935
            Obligations of states and political
            subdivisions                                       30,583          2,698            329         32,952
            Debt securities issued by foreign
            governments                                        50,624          1,149            939         50,834
            All other corporate bonds                       1,403,462         33,805         26,904      1,410,363
            All other debt securities                         442,390         10,734          7,837        445,287
            Redeemable preferred stock                          9,007            853          1,543          8,317
                                                           ----------     ----------     ----------     ----------
                Total Available For Sale                   $2,267,938     $   68,808     $   39,605     $2,297,141
                                                           ----------     ----------     ----------     ----------


                                                                            GROSS           GROSS
       DECEMBER 31, 1999                                   AMORTIZED      UNREALIZED      UNREALIZED       FAIR
       ($ in thousands)                                      COST           GAINS           LOSSES        VALUE
       -----------------                                   ---------      ----------      ----------      -----

       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                        $  211,864     $    2,103     $    7,818     $  206,149
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                   116,082          2,613          3,704        114,991
            Obligations of states and political
            subdivisions                                       29,801              7          3,312         26,496
            Debt securities issued by foreign
            governments                                        44,159          2,813            198         46,774
            All other corporate bonds                       1,059,552          6,592         42,458      1,023,686
            All other debt securities                         297,911          5,065         10,353        292,623
            Redeemable preferred stock                          3,654             41            466          3,229
                                                           ----------     ----------     ----------     ----------
                Total Available For Sale                   $1,763,023     $   19,234     $   68,309     $1,713,948
                                                           ----------     ----------     ----------     ----------


     Proceeds from sales of fixed maturities classified as available for sale were $844 million, $774 million and $1.1 billion in 2000, 1999 and 1998, respectively. Gross gains of $22.4 million, $24.6

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     million and $32.6 million and gross losses of $34.1 million, $22.0 million and $17.0 million in 2000, 1999 and 1998, respectively were realized on those sales.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $530.2 million and $486.2 million at December 31, 2000 and 1999, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 2000, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 AMORTIZED         FAIR
       ($ in thousands)                             COST          VALUE
                                                 ----------     ----------

       MATURITY:
          Due in one year or less                $   51,478     $   51,005
          Due after 1 year through 5 years          638,112        646,327
          Due after 5 years through 10 years        675,953        679,957
          Due after 10 years                        682,544        694,399
                                                 ----------     ----------
                                                  2,048,087      2,071,688
                                                 ----------     ----------

          Mortgage-backed securities                219,851        225,453
                                                 ----------     ----------
              Total Maturity                     $2,267,938     $2,297,141
                                                 ----------     ----------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches, which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2000 and 1999, the Company held CMOs with a fair value of $189.4 million and $167.7 million, respectively. The Company's CMO holdings were 55.4% and 65.9% collateralized by GNMA, FNMA or FHLMC securities at December 31, 2000 and 1999, respectively.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     reinvests in a short-term investment pool. See Note 10. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2000 and 1999, the Company held collateral of $50.7 million and $38.2 million, respectively.

     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:

                                                             GROSS       GROSS
        EQUITY SECURITIES:                                UNREALIZED   UNREALIZED      FAIR
        ($ in thousands)                        COST         GAINS       LOSSES        VALUE
                                               -------      -------      -------      -------

       DECEMBER 31, 2000
          Common stocks                        $ 2,861      $    29      $   845      $ 2,045
          Non-redeemable preferred stocks       21,150          480        1,124       20,506
                                               -------      -------      -------      -------
              Total Equity Securities          $24,011      $   509      $ 1,969      $22,551
                                               -------      -------      -------      -------

       DECEMBER 31, 1999
          Common stocks                        $ 4,966      $   730      $   256      $ 5,440
          Non-redeemable preferred stocks       29,407          533        2,211       27,729
                                               -------      -------      -------      -------
              Total Equity Securities          $34,373      $ 1,263      $ 2,467      $33,169
                                               -------      -------      -------      -------

     Proceeds from sales of equity securities were $30.8 million, $5.1 million and $6.0 million in 2000, 1999 and 1998, respectively. Gross gains of $3.3 million, $1.5 million and $2.6 million and gross losses of $.3 million, $.3 million and $.8 million were realized on those sales during 2000, 1999 and 1998, respectively.

     MORTGAGE LOANS

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     At December 31, 2000 and 1999, the Company's mortgage loan portfolios consisted of the following:

            ($ in thousands)                        2000          1999
                                                --------      --------
            Current Mortgage Loans              $132,768      $151,814
            Underperforming Mortgage Loans          --           3,905
                                                --------      --------
                 Total                          $132,768      $155,719
                                                --------      --------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Aggregate annual maturities on mortgage loans at December 31, 2000 are as follows:

       ($ in thousands)

       2001                       $ 17,550
       2002                          8,990
       2003                          5,089
       2004                          8,475
       2005                          6,277
       Thereafter                   86,387
                                  --------
           Total                  $132,768
                                  ========


     CONCENTRATIONS

     Significant individual investment concentrations included $52.8 million and $63.2 million in the Tishman Speyer Joint Venture at December 31, 2000 and 1999, respectively.

     The Company participates in a short-term investment pool maintained by an affiliate. See Note 10.

     Included in fixed maturities are below investment grade assets totaling $143.8 million and $141.4 million at December 31, 2000 and 1999, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

     The Company's industry concentrations of investments, primarily fixed maturities, at fair value were as follows:

       ($ in thousands)               2000              1999
                                    --------          --------
       Banking                      $222,984          $152,848
       Finance                       204,994           103,385
                                    --------          --------

     The Company held investments in foreign banks in the amount of $139 million and $125 million at December 31, 2000 and 1999, respectively, which are included in the table above.

     Below investment grade assets included in the preceding table were not significant.

     Mortgage loan investments are relatively evenly disbursed throughout the United States, with no significant holdings in any one state or property type.

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     NON-INCOME PRODUCING INVESTMENTS

     Investments included in the December 31, 2000 and 1999 balance sheets that were non-income producing were insignificant.

     RESTRUCTURED INVESTMENTS

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 2000 and 1999 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

     NET INVESTMENT INCOME

       FOR THE YEAR ENDED DECEMBER 31,
       ($ in thousands)                                2000          1999          1998
                                                     --------      --------      --------

       GROSS INVESTMENT INCOME
           Fixed maturities                          $163,091      $136,039      $130,825
           Joint ventures and partnerships             34,574        22,175        22,107
           Mortgage loans                              14,776        16,126        15,969
           Other                                        4,398         4,417         3,322
                                                     --------      --------      --------
              Total Gross Investment Income           216,839       178,757       172,223
                                                     --------      --------      --------
       Investment expenses                              2,665         1,578         1,220
                                                     --------      --------      --------
       Net investment income                         $214,174      $177,179      $171,003
                                                     --------      --------      --------

     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:

       FOR THE YEAR ENDED DECEMBER 31,
       ($ in thousands)                                        2000           1999           1998
                                                             --------       --------       --------

       REALIZED
            Fixed maturities                                 $(11,742)      $  2,657       $ 15,620
            Joint ventures and partnerships                    (1,909)       (10,450)           529
            Mortgage Loans                                      3,825            602            623
            Other                                               2,430          2,218          1,721
                                                             --------       --------       --------
               Total Realized Investment Gains (Losses)      $ (7,396)      $ (4,973)      $ 18,493
                                                             --------       --------       --------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from non-owner sources in shareholder's equity were as follows:

       FOR THE YEAR ENDED DECEMBER 31,
       ($ in thousands)                                         2000            1999            1998
                                                              ---------       ---------       ---------

       UNREALIZED
          Fixed maturities                                    $  78,278       $(180,409)      $  24,336
          Other                                                   3,159         (15,285)          2,760
                                                              ---------       ---------       ---------
              Total unrealized investment gains (losses)         81,437        (195,694)         27,096
          Related taxes                                          28,503         (68,493)          9,484
                                                              ---------       ---------       ---------
          Change in unrealized investment gains (losses)         52,934        (127,201)         17,612
          Balance beginning of year                             (39,312)         87,889          70,277
                                                              ---------       ---------       ---------
              Balance End of Year                             $  13,622       $ (39,312)      $  87,889
                                                              ---------       ---------       ---------


3.   REINSURANCE

     The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Total in-force business ceded under reinsurance contracts is $17.4 billion and $12.8 billion at December 31, 2000 and 1999, including $28.9 million and $62.8 million, respectively to TIC. Total life insurance premiums ceded were $8.9 million, $6.5 million and $4.2 million in 2000, 1999 and 1998, respectively. Ceded premiums paid to TIC were immaterial for these same periods.

4.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2000 and 1999, the Company had $2.6 billion and $2.1 billion of life and annuity deposit funds and reserves, respectively. Of that total, $1.4 billion and $1.4 billion, respectively, were not subject to discretionary withdrawal based on contract terms. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders. Included in the amount that is subject to discretionary withdrawal were $.9 billion and $.5 billion of liabilities that are surrenderable with market value adjustments. The remaining $.3 billion and $.2 billion of life insurance and individual annuity liabilities are subject to discretionary withdrawals with an average surrender charge of 5.4% and 4.9%, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.   FEDERAL INCOME TAXES

     The net deferred tax assets at December 31, 2000 and 1999 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

       ($ in thousands)                                                      2000            1999
                                                                          ---------       ---------
       Deferred Tax Assets:
          Benefit, reinsurance and other reserves                         $ 192,772       $ 161,629
          Investments, net                                                        0          14,270
          Other                                                               2,510           2,394
                                                                          ---------       ---------
              Total                                                         195,282         178,293
                                                                          ---------       ---------

       Deferred Tax Liabilities:
          Investments, net                                                  (16,956)           --
          Deferred acquisition costs and value of insurance in force       (165,671)       (100,537)
          Other                                                              (1,359)         (1,208)
                                                                          ---------       ---------
              Total                                                        (183,986)       (101,745)
                                                                          ---------       ---------

       Net Deferred Tax Asset Before Valuation Allowance                     11,296          76,548
       Valuation Allowance for Deferred Tax Assets                                0          (2,070)
                                                                          ---------       ---------

       Net Deferred Tax Asset After Valuation Allowance                   $  11,296       $  74,478
                                                                          ---------       ---------


     TIC and its life insurance subsidiaries, including the Company, file a consolidated federal income tax return. Federal income taxes are allocated to each member on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability has been, and will be, paid currently to TIC. Any credits for losses have been, and will be, paid by TIC to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

     The elimination of the valuation allowance for deferred tax assets in 2000 resulted from an analysis of the availability of capital gains to offset capital losses. In management's opinion, there will be adequate capital gains to make realization of existing capital losses more likely than not. The reduction in the valuation allowance was recognized by reducing goodwill.

     In management's judgment, the $11.3 million net deferred tax asset as of December 31, 2000, is fully recoverable against expected future years' taxable ordinary income and capital gains. At December 31, 2000, the Company had no ordinary or capital loss carryforwards.

     The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net loss was $(66.2) million, $(23.4) million and $(3.2) million for the years ended December 31, 2000, 1999 and 1998, respectively.

     Statutory capital and surplus was $476 million and $294 million at December 31, 2000 and 1999, respectively.

     Effective January 1, 2001, the Company will prepare its statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant Accounting Policies, Permitted Statutory Accounting Practices). The Company has estimated that the impact of this change on statutory capital and surplus will not be significant.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. The Company does not have surplus available to pay dividends to TIC in 2001 without prior approval of the Connecticut Insurance Department.

     In 2000, TIC contributed $250 million as additional paid-in capital to the Company.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


ACCUMULATED OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Non-Owner Sources were as follows:


                                                      NET                             ACCUMULATED
                                                      UNREALIZED       FOREIGN        OTHER CHANGES
                                                      GAIN (LOSS) ON   CURRENCY       IN EQUITY FROM
                                                      INVESTMENT       TRANSLATION    NON-OWNER
($ in thousands)                                      SECURITIES       ADJUSTMENT     SOURCES
                                                      --------------   -----------    --------------

BALANCE, JANUARY 1, 1998                               $  70,277       $    --        $  70,277
Unrealized gains on investment securities,
   Net of tax of $15,957                                  29,632            --           29,632
Less: reclassification adjustment for gains
   Included in net income, net of tax of $(6,473)        (12,020)           --          (12,020)
                                                       ---------       ---------      ---------
CURRENT PERIOD CHANGE                                     17,612            --           17,612
                                                       ---------       ---------      ---------

BALANCE, DECEMBER 31, 1998                                87,889            --           87,889
Unrealized loss on investment securities,
   Net of tax of $(70,234)                              (130,433)           --         (130,433)
Less: reclassification adjustment for losses
  Included in net income, net of tax of $1,741             3,232            --            3,232
                                                       ---------       ---------      ---------
CURRENT PERIOD CHANGE                                   (127,201)           --         (127,201)
                                                       ---------       ---------      ---------

BALANCE, DECEMBER 31, 1999                               (39,312)           --          (39,312)
Unrealized gains on investment securities,
   Net of tax of $25,914                                  48,127            --           48,127
Less: reclassification adjustment for losses
   Included in net income, net of tax of $2,589            4,807            --            4,807
                                                       ---------       ---------      ---------
CURRENT PERIOD CHANGE                                     52,934            --           52,934
                                                       ---------       ---------      ---------
BALANCE, DECEMBER 31, 2000                             $  13,622       $    --        $  13,622
                                                       =========       =========      =========


7.   BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT BENEFITS

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by The Travelers Insurance Group Inc. (TIGI), TIC's direct parent. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 2000, 1999 and 1998.

     401(K) SAVINGS PLAN

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2000, 1999 and 1998.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, equity swaps, options and forward contracts as a means of hedging exposure to interest rate, equity price, and foreign currency risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet.

     The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, options, and forward contracts, credit risk is limited to the amounts that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties. The Company as a writer of option contracts has no credit risk since the counterparty has no performance obligation after it has paid a cash premium.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange-traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 2000 and 1999, the Company held financial futures contracts with notional amounts of $89.9 million and $48.7 million, respectively. The deferred gains and/or losses on these contracts were not significant at December 31, 2000 and 1999. At December 31, 2000 and 1999, the Company's futures contracts had no fair value because these contracts are marked to market and settled in cash daily.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange-traded so they are subject to the risk of default by the counterparty.

     As of December 31, 2000 and 1999, the Company held interest rate swap contracts with notional amounts of $279.0 million and $231.1 million, respectively. The fair value of these financial instruments was $2.0 million (loss position) at December 31, 2000, and was $9.5 million (loss position) at December 31, 1999. The fair values were determined using the discounted cash flow method. At December 31, 2000 and 1999, the Company held swap contracts with affiliate counterparties, included above, with a notional amount of $37.0 million and $43.7 million and a fair value of $1.8 million (loss position) and $4.7 million (loss position), respectively.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     At December 31, 2000 and 1999, the Company held equity option contracts with notional amounts of $291.5 million and $275.4 million, respectively. The fair value of these financial instruments was $6.9 million (gain position) and $32.6 million (gain position) at December 31, 2000 and 1999, respectively. The fair value of these contracts represents the estimated replacement cost as quoted by independent third party brokers.

     The off-balance sheet risks of interest rate options, equity swaps and forward contracts were not significant at December 31, 2000 and 1999.

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. The off-balance sheet risk of these financial instruments was not significant at December 31, 2000 and 1999.

     FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

     The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

     At December 31, 2000, investments in fixed maturities had a carrying value and a fair value of $2.3 billion compared with a carrying value and a fair value of $1.8 billion and $1.7 billion, respectively, at December 31, 1999. See Notes 1 and 2.

     At December 31, 2000, mortgage loans had a carrying value of $132.7 million and a fair value of $134.1 million and in 1999 had a carrying value of $155.7 million and a fair value of $156.0 million.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities were $247.4 million and $81.1 million in 2000 and 1999, respectively, which approximated their fair values. Policy loans which are included in other invested assets had carrying values of $12.9 million and $10.2 million in 2000 and 1999, respectively, which also approximated their fair values.

     The carrying values of $101.4 million and $57.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2000 and 1999, respectively. The carrying values of $173.5 million and $100.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2000 and 1999, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 2000, contractholder funds with defined maturities had a carrying value of $1,204 million and a fair value of $1,170 million, compared with a carrying value of $879 million and a fair value of $781 million at December 31, 1999. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $583 million and a fair value of $477 million at December 31, 2000, compared with a carrying value of $482 million and a fair value of $409 million at December 31, 1999. These contracts generally are valued at surrender value.

9.   COMMITMENTS AND CONTINGENCIES

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     See Note 8.

     LITIGATION

     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

10.  RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI, including the Company, are handled by two companies. TIC handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. TIC provides various employee benefit coverages to certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     advisory and management services, data processing services and claims processing services are provided by affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2000 and 1999, the pool totaled approximately $4.4 billion and $2.6 billion, respectively. The Company's share of the pool amounted to $172.5 million and $31.4 million at December 31, 2000 and 1999, respectively, and is included in short-term securities in the balance sheet.

     In the normal course of business, management of both the Company and TIC conducts reviews of the investment portfolios of each company to properly match assets with liabilities. As a result of these reviews, the Company sold $100 million of investments to TIC at arm's length, with a related loss of $1.3 million.

     The Company's TTM Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

     The Company sold structured settlement annuities to the insurance affiliates of Travelers Property Casualty Corp. (TPC). During 1998 it was decided to use TIC as the primary issuer of structured settlement annuities and the Company as the assignment company. Policy reserves and contractholder fund liabilities associated with these structured settlements were $726 million and $766 million at December 31, 2000 and 1999, respectively.

     The Company began distributing variable annuity products through its affiliate, Salomon Smith Barney (SSB) in 1995. Premiums and deposits related to these products were $1.6 billion, $1.1 billion and $932.1 million in 2000, 1999 and 1998, respectively. In 1996, the Company began marketing various life products through SSB as well. Premiums related to such products were $59.3 million, $40.8 million and $44.5 million in 2000, 1999 and 1998, respectively.

     During 1998, the Company began distributing deferred annuity products through its affiliates Primerica Financial Services (Primerica), CitiStreet Retirement Services (formerly The Copeland Companies), a division of CitiStreet, a joint venture between Citigroup and State Street Bank, and Citibank, N.A. (Citibank). Deposits received from Primerica were $844 million, $763 million and $216 million in 2000, 1999 and 1998 respectively. Deposits from Citibank and CitiStreet Retirement Services were $131 million and $220 million, respectively for 2000, and were insignificant in 1999 and 1998.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997. Under this program, all employees meeting certain requirements are granted Citigroup stock options.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Most leasing functions for TIGI and its subsidiaries are handled by TPC. Rent expense related to these leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2000, 1999 and 1998.

     At December 31, 2000 and 1999, the Company had investments in Tribeca Investments LLC, an affiliate of the Company, in the amounts of $29.4 million and $22.3 million, respectively.

     The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $52.8 million and $63.2 million at December 31, 2000 and 1999, respectively.

     The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2000 and 1999.

11.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

     The following table reconciles net income to net cash used in operating activities:

       FOR THE YEAR ENDED DECEMBER 31,                                  2000            1999            1998
       ($ in thousands)                                                 ----            ----            ----

       Net Income From Continuing Operations                         $  90,905       $  52,606       $  57,485
          Adjustments to reconcile net income to cash used in
          operating activities:
              Realized (gains) losses                                    7,396           4,973         (18,493)
              Deferred federal income taxes                             36,748           6,410          11,783
              Amortization of deferred policy acquisition costs         68,254          38,902          15,956
              Additions to deferred policy acquisition costs          (297,733)       (211,182)       (120,278)
              Investment income accrued                                (27,812)        (27,072)         (3,821)
              Premium balances                                            (332)           (466)         (6,786)
              Insurance reserves                                       (18,487)        (16,431)         (8,431)
              Other                                                       (343)        (36,058)         (2,806)
                                                                     ---------       ---------       ---------
              Net cash used in operations                            $(141,404)      $(188,318)      $ (75,391)
                                                                     ---------       ---------       ---------


12.  NON-CASH INVESTING AND FINANCING ACTIVITIES

     There were no significant non-cash investing and financing activities for 2000, 1999 and 1998.

                          TRAVELERS MARQUIS PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

                  SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES











                      Individual Variable Annuity Contract
                                    issued by





                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183












L-21255S                                                                May 2001

                                     PART C

                                Other Information


Item 24. Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Accountants thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

                Statement of Assets and Liabilities as of December 31, 2000 Statement of Operations for the year ended December 31, 2000 Statement of Changes in Net Assets for the years ended December 31, 2000 and 1999
                Statement of Investments as of December 31, 2000 Notes to Financial Statements

        The financial statements of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

                Statements of Income for the years ended December 31, 2000, 1999 and 1998
                Balance Sheets as of December 31, 2000 and 1999
                Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2000, 1999 and 1998
                Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998
                Notes to Financial Statements


(b)     Exhibits

1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4 filed November 13, 1997.)

2.      Not Applicable.

3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 4 the Registration Statement on Form N-4, File No. 333-27689 filed April 6, 2001.)

4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4 filed November 13, 1997.)

6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4 filed November 13, 1997.)

8. Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-96521 filed May 24, 2000.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4 filed November 13, 1997.)

10.     Consent of KPMG LLP, Independent Certified Public Accountants.

13. Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-40193, filed June 10, 1998.)

15. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to the Registration Statement on Form N-4 filed April 12, 2000.)

        Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan filed herewith.


Item 25. Directors and Officers of the Depositor

Name and Principal                                 Positions and Offices
Business Address                                   with Insurance Company
----------------                                   ----------------------
George C. Kokulis*                                 Director, President and Chief Executive Officer
Glenn D. Lammey*                                   Director, Executive Vice President, Chief Financial Officer, Chief Accounting
                                                   Officer and Controller
Mary Jean Thornton*                                Executive Vice President and Chief Information Officer
Stuart Baritz***                                   Senior Vice President
William H. Heyman**                                Senior Vice President
William R. Hogan*                                  Director, Senior Vice President
Marla Berman Lewitus*                              Director, Senior Vice President and General Counsel
Brendan Lynch*                                     Senior Vice President
Warren H. May*                                     Senior Vice President
Kathleen Preston*                                  Senior Vice President
Robert J. Price**                                  Senior Vice President
David A. Tyson*                                    Senior Vice President
F. Denney Voss**                                   Senior Vice President
David A. Golino*                                   Vice President
Donald R. Munson, Jr.*                             Vice President

Tim W. Still*                                      Vice President
Anthony Cocolla*                                   Second Vice President
Linn K. Richardson*                                Second Vice President and Actuary
Paul Weissman*                                     Second Vice President and Actuary
Ernest J. Wright*                                  Vice President and Secretary
Kathleen A. McGah*                                 Assistant Secretary and  Deputy General Counsel


Principal Business Address:
*       The Travelers Life and Annuity Company         **  Citigroup Inc.
        One Tower Square                                   399 Park Avenue
        Hartford, CT  06183                                New York, N.Y. 10048

***     Travelers Portfolio Group
        1345 Avenue of the Americas
        New York, NY 10105



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

        Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No.4 to the Registration Statement on Form N-4, File No. 333-27689, filed April 6, 2001.


Item 27. Number of Contract Owners

As of February 28, 2001, 8,436 contract owners held qualified and non-qualified contracts offered by the Registrant.


Item 28. Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriter

(a)     Travelers Distribution LLC
        One Tower Square
        Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account.

(b) The information required by this Item 29 with respect to each director and officer of Travelers Distribution LLC is incorporated by reference to Schedule A of Form BD filed by Travelers Distribution LLC pursuant to the Securities and Exchange Act of 1934 (File No. 8-50244).

(c)     Not Applicable

Item 30. Location of Accounts and Records

(1)     The Travelers Life and Annuity Company
        One Tower Square
        Hartford, Connecticut  06183

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 9th day of April, 2001.

          THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)



                                   By:*GLENN D. LAMMEY
                                      ----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 9th day of April, 2001.


*GEORGE C. KOKULIS                        Director, President and Chief Executive Officer
----------------------                    (Principal Executive Officer)
 (George C. Kokulis)


*GLENN D. LAMMEY                          Director, Chief Financial Officer,
----------------------                    Chief Accounting Officer and Controller
 (Glenn D. Lammey)                        (Principal Financial Officer)



*MARLA BERMAN LEWITUS                     Director
----------------------
 (Marla Berman Lewitus)


*WILLIAM R. HOGAN                         Director
----------------------
 (William R. Hogan)


*By:  /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.               Description                                                   Method of Filing
--------          -----------                                                   ----------------

10              Consent of KPMG LLP, Independent                                Electronically
                Certified Public Accountants.

15              Powers of Attorney authorizing Ernest J. Wright or              Electronically
                Kathleen A. McGah as signatory for Glenn D. Lammey,
                Marla Berman Lewitus and William R. Hogan.